UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07319

FIDELITY COVINGTON TRUST

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2014

Item 1.	Reports to Stockholders

Fidelity® MSCI Consumer Discretionary Index ETF

Fidelity MSCI Consumer Staples Index ETF

Fidelity MSCI Energy Index ETF

Fidelity MSCI Financials Index ETF

Fidelity MSCI Health Care Index ETF

Fidelity MSCI Industrials Index ETF

Fidelity MSCI Information Technology Index ETF

Fidelity MSCI Materials Index ETF

Fidelity MSCI Telecommunication Services Index ETF

Fidelity MSCI Utilities Index ETF

Semiannual Report

January 31, 2014

Contents

Performance and Investment Summary	3	How each fund has done over time and a summary of each fund’s holdings.

Shareholder Expense Example	13	An example of shareholder expenses.

Investments	15	A complete list of each fund’s investments with their market values.

Financial Statements	54	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.

Notes	62	Notes to the financial statements.

Board Approval of Investment Advisory Contracts and Management Fees	65

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

© 2014 FMR LLC. All Rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report	2

Fidelity® MSCI Consumer Discretionary Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Consumer Discretionary Index ETF, with comparisons over different time periods to the fund’s relevant benchmark. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or call Fidelity.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Period Ended January 31, 2014
Cumulative Total Returns	Life of fundA
Fidelity MSCI Consumer Discretionary Index ETF – NAV	1.40%
Fidelity MSCI Consumer Discretionary Index ETF – Market Price	1.32%
MSCI USA IMI Consumer Discretionary Index	1.41%

Cumulative total returns reflect performance over the period shown. This information represents returns as of the end of the fund's fiscal period.

Period Ended December 31, 2013
Cumulative Total Returns	Life of fundA
Fidelity MSCI Consumer Discretionary Index ETF – NAV	7.54%
Fidelity MSCI Consumer Discretionary Index ETF – Market Price	7.58%
MSCI USA IMI Consumer Discretionary Index	7.58%

This information shows the returns of the fund and its index for the applicable time period through the end of the most recent calendar quarter, as opposed to through the end of the fund's fiscal period as shown in the previous table.

Expense ratio: 0.12%

Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Investment Summary

Top Ten Stocks as of January 31, 2014
% of fund’s net assets
Amazon.com, Inc.	5.1
The Walt Disney Co.	4.8
Comcast Corp. Class A	4.5
Home Depot, Inc.	4.3
McDonald’s Corp.	3.7
priceline.com, Inc.	2.3
Time Warner, Inc.	2.3
Ford Motor Co.	2.1
Starbucks Corp.	2.1
NIKE, Inc. Class B	2.0

33.2

Industries as of January 31, 2014

*	Includes short-term investments and net other assets.

3	Semiannual Report

Fidelity® MSCI Consumer Staples Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Consumer Staples Index ETF, with comparisons over different time periods to the fund’s relevant benchmark. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or call Fidelity.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Period Ended January 31, 2014
Cumulative Total Returns	Life of fundA
Fidelity MSCI Consumer Staples Index ETF – NAV	-0.79%
Fidelity MSCI Consumer Staples Index ETF – Market Price	-0.83%
MSCI USA IMI Consumer Staples Index	-0.77%

Cumulative total returns reflect performance over the period shown. This information represents returns as of the end of the fund's fiscal period.

Period Ended December 31, 2013
Cumulative Total Returns	Life of fundA
Fidelity MSCI Consumer Staples Index ETF – NAV	4.71%
Fidelity MSCI Consumer Staples Index ETF – Market Price	4.67%
MSCI USA IMI Consumer Staples Index	4.74%

This information shows the returns of the fund and its index for the applicable time period through the end of the most recent calendar quarter, as opposed to through the end of the fund's fiscal period as shown in the previous table.

Expense ratio: 0.12%

Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Investment Summary

Top Ten Stocks as of January 31, 2014
% of fund’s net assets
The Procter & Gamble Co.	12.6
The Coca-Cola Co.	9.1
Philip Morris International, Inc.	7.6
PepsiCo, Inc.	7.4
Wal-Mart Stores, Inc.	7.3
CVS Caremark Corp.	5.0
Altria Group, Inc.	4.2
Colgate-Palmolive Co.	3.4
Mondelez International, Inc. Class A	3.3
Walgreen Co.	3.1

63.0

Industries as of January 31, 2014

*	Includes short-term investments and net other assets.

Semiannual Report	4

Fidelity® MSCI Energy Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Energy Index ETF, with comparisons over different time periods to the fund’s relevant benchmark. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or call Fidelity.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Period Ended January 31, 2014
Cumulative Total Returns	Life of fundA
Fidelity MSCI Energy Index ETF – NAV	-3.04%
Fidelity MSCI Energy Index ETF – Market Price	-3.05%
MSCI USA IMI Energy Index	-3.03%

Cumulative total returns reflect performance over the period shown. This information represents returns as of the end of the fund's fiscal period.

Period Ended December 31, 2013
Cumulative Total Returns	Life of fundA
Fidelity MSCI Energy Index ETF – NAV	3.26%
Fidelity MSCI Energy Index ETF – Market Price	3.46%
MSCI USA IMI Energy Index	3.29%

This information shows the returns of the fund and its index for the applicable time period through the end of the most recent calendar quarter, as opposed to through the end of the fund's fiscal period as shown in the previous table.

Expense ratio: 0.12%

Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Investment Summary

Top Ten Stocks as of January 31, 2014
% of fund’s net assets
Exxon Mobil Corp.	22.4
Chevron Corp.	11.9
Schlumberger Ltd.	6.4
ConocoPhillips	4.2
Occidental Petroleum Corp.	3.9
EOG Resources, Inc.	2.5
Phillips 66	2.3
Halliburton Co.	2.3
Anadarko Petroleum Corp.	2.2
National Oilwell Varco, Inc.	1.8

59.9

Industries as of January 31, 2014

*	Rounds to less than 0.1%.

5	Semiannual Report

Fidelity® MSCI Financials Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Financials Index ETF, with comparisons over different time periods to the fund’s relevant benchmark. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or call Fidelity.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Period Ended January 31, 2014
Cumulative Total Returns	Life of fundA
Fidelity MSCI Financials Index ETF – NAV	1.32%
Fidelity MSCI Financials Index ETF – Market Price	1.28%
MSCI USA IMI Financials Index	1.31%

Cumulative total returns reflect performance over the period shown. This information represents returns as of the end of the fund's fiscal period.

Period Ended December 31, 2013
Cumulative Total Returns	Life of fundA
Fidelity MSCI Financials Index ETF – NAV	4.50%
Fidelity MSCI Financials Index ETF – Market Price	4.58%
MSCI USA IMI Financials Index	4.49%

This information shows the returns of the fund and its index for the applicable time period through the end of the most recent calendar quarter, as opposed to through the end of the fund's fiscal period as shown in the previous table.

Expense ratio: 0.12%

Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Investment Summary

Top Ten Stocks as of January 31, 2014
% of fund’s net assets
Wells Fargo & Co.	6.8
JPMorgan Chase & Co.	6.2
Bank of America Corp.	5.4
Citigroup, Inc.	4.3
Berkshire Hathaway, Inc. Class B	3.7
American Express Co.	2.5
US Bancorp	2.2
The Goldman Sachs Group, Inc.	2.1
American International Group, Inc.	2.0
Simon Property Group, Inc.	1.5

36.7

Industries as of January 31, 2014

*	Includes short-term investments and net other assets.

Semiannual Report	6

Fidelity® MSCI Health Care Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Health Care Index ETF, with comparisons over different time periods to the fund’s relevant benchmark. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or call Fidelity.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Period Ended January 31, 2014
Cumulative Total Returns	Life of fundA
Fidelity MSCI Health Care Index ETF – NAV	8.39%
Fidelity MSCI Health Care Index ETF – Market Price	8.35%
MSCI USA IMI Health Care Index	8.46%

Cumulative total returns reflect performance over the period shown. This information represents returns as of the end of the fund's fiscal period.

Period Ended December 31, 2013
Cumulative Total Returns	Life of fundA
Fidelity MSCI Health Care Index ETF – NAV	6.55%
Fidelity MSCI Health Care Index ETF – Market Price	6.75%
MSCI USA IMI Health Care Index	6.57%

This information shows the returns of the fund and its index for the applicable time period through the end of the most recent calendar quarter, as opposed to through the end of the fund's fiscal period as shown in the previous table.

Expense ratio: 0.12%

Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Investment Summary

Top Ten Stocks as of January 31, 2014
% of fund’s net assets
Johnson & Johnson	9.6
Pfizer, Inc.	7.7
Merck & Co., Inc.	6.0
Gilead Sciences, Inc.	4.7
Amgen, Inc.	3.4
Bristol-Myers Squibb Co.	3.2
AbbVie, Inc.	3.0
Biogen Idec, Inc.	2.9
UnitedHealth Group, Inc.	2.8
Celgene Corp.	2.4

45.7

Industries as of January 31, 2014

*	Includes short-term investments and net other assets.

7	Semiannual Report

Fidelity® MSCI Industrials Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Industrials Index ETF, with comparisons over different time periods to the fund’s relevant benchmark. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or call Fidelity.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Period Ended January 31, 2014
Cumulative Total Returns	Life of fundA
Fidelity MSCI Industrials Index ETF – NAV	4.41%
Fidelity MSCI Industrials Index ETF – Market Price	4.33%
MSCI USA IMI Industrials Index	4.44%

Cumulative total returns reflect performance over the period shown. This information represents returns as of the end of the fund's fiscal period.

Period Ended December 31, 2013
Cumulative Total Returns	Life of fundA
Fidelity MSCI Industrials Index ETF – NAV	9.19%
Fidelity MSCI Industrials Index ETF – Market Price	9.15%
MSCI USA IMI Industrials Index	9.24%

This information shows the returns of the fund and its index for the applicable time period through the end of the most recent calendar quarter, as opposed to through the end of the fund's fiscal period as shown in the previous table.

Expense ratio: 0.12%

Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Investment Summary

Top Ten Stocks as of January 31, 2014
% of fund’s net assets
General Electric Co.	11.4
United Technologies Corp.	4.4
The Boeing Co.	4.0
3M Co.	3.7
Union Pacific Corp.	3.6
United Parcel Service, Inc. Class B	3.1
Honeywell International, Inc.	3.0
Caterpillar, Inc.	2.7
Emerson Electric Co.	2.1
Danaher Corp.	2.0

40.0

Industries as of January 31, 2014

*	Includes short-term investments and net other assets.

Semiannual Report	8

Fidelity® MSCI Information Technology Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Information Technology Index ETF, with comparisons over different time periods to the fund’s relevant benchmark. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or call Fidelity.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Period Ended January 31, 2014
Cumulative Total Returns	Life of fundA
Fidelity MSCI Information Technology Index ETF – NAV	5.36%
Fidelity MSCI Information Technology Index ETF – Market Price	5.36%
MSCI USA IMI Information Technology Index	5.40%

Cumulative total returns reflect performance over the period shown. This information represents returns as of the end of the fund's fiscal period.

Period Ended December 31, 2013
Cumulative Total Returns	Life of fundA
Fidelity MSCI Information Technology Index ETF – NAV	7.78%
Fidelity MSCI Information Technology Index ETF – Market Price	7.78%
MSCI USA IMI Information Technology Index	7.85%

This information shows the returns of the fund and its index for the applicable time period through the end of the most recent calendar quarter, as opposed to through the end of the fund's fiscal period as shown in the previous table.

Expense ratio: 0.12%

Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Investment Summary

Top Ten Stocks as of January 31, 2014
% of fund’s net assets
Apple, Inc.	12.5
Google, Inc. Class A	8.9
Microsoft Corp.	8.2
International Business Machines Corp.	5.0
Oracle Corp.	3.5
QUALCOMM, Inc.	3.5
Intel Corp.	3.4
Cisco Systems, Inc.	3.2
Visa, Inc. Class A	3.0
Facebook, Inc. Class A	3.0

54.2

Industries as of January 31, 2014

*	Includes short-term investments and net other assets.

9	Semiannual Report

Fidelity® MSCI Materials Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Materials Index ETF, with comparisons over different time periods to the fund’s relevant benchmark. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or call Fidelity.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Period Ended January 31, 2014
Cumulative Total Returns	Life of fundA
Fidelity MSCI Materials Index ETF – NAV	1.80%
Fidelity MSCI Materials Index ETF – Market Price	1.80%
MSCI USA IMI Materials Index	1.84%

Cumulative total returns reflect performance over the period shown. This information represents returns as of the end of the fund's fiscal period.

Period Ended December 31, 2013
Cumulative Total Returns	Life of fundA
Fidelity MSCI Materials Index ETF – NAV	6.43%
Fidelity MSCI Materials Index ETF – Market Price	6.43%
MSCI USA IMI Materials Index	6.44%

This information shows the returns of the fund and its index for the applicable time period through the end of the most recent calendar quarter, as opposed to through the end of the fund's fiscal period as shown in the previous table.

Expense ratio: 0.12%

Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Investment Summary

Top Ten Stocks as of January 31, 2014
% of fund’s net assets
Monsanto Co.	7.6
EI du Pont de Nemours & Co.	7.5
The Dow Chemical Co.	7.3
Praxair, Inc.	4.9
Freeport-McMoRan Copper & Gold, Inc.	4.5
LyondellBasell Industries N.V. Class A	4.5
Ecolab, Inc.	3.6
PPG Industries, Inc.	3.5
Air Products & Chemicals, Inc.	2.9
International Paper Co.	2.7

49.0

Industries as of January 31, 2014

Semiannual Report	10

Fidelity® MSCI Telecommunication Services Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Telecommunication Services Index ETF, with comparisons over different time periods to the fund’s relevant benchmark. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or call Fidelity.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Period Ended January 31, 2014
Cumulative Total Returns	Life of fundA
Fidelity MSCI Telecommunication Services Index ETF – NAV	-0.70%
Fidelity MSCI Telecommunication Services Index ETF – Market Price	-0.14%
MSCI USA IMI Telecommunication Services 25/50 Index	-0.68%

Cumulative total returns reflect performance over the period shown. This information represents returns as of the end of the fund's fiscal period.

Period Ended December 31, 2013
Cumulative Total Returns	Life of fundA
Fidelity MSCI Telecommunication Services Index ETF – NAV	1.96%
Fidelity MSCI Telecommunication Services Index ETF – Market Price	2.12%
MSCI USA IMI Telecommunication Services 25/50 Index	1.98%

This information shows the returns of the fund and its index for the applicable time period through the end of the most recent calendar quarter, as opposed to through the end of the fund's fiscal period as shown in the previous table.

Expense ratio: 0.12%

Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Investment Summary

Top Ten Stocks as of January 31, 2014
% of fund’s net assets
Verizon Communications, Inc.	21.5
AT&T, Inc.	21.2
Crown Castle International Corp.	4.3
SBA Communications Corp. Class A	4.1
CenturyLink, Inc.	4.1
T-Mobile US, Inc.	3.5
Sprint Corp.	2.9
Level 3 Communications, Inc.	2.7
Cogent Communications Group, Inc.	2.2
Vonage Holdings Corp.	2.2

68.7

Industries as of January 31, 2014

11	Semiannual Report

Fidelity® MSCI Utilities Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Utilities Index ETF, with comparisons over different time periods to the fund’s relevant benchmark. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or call Fidelity.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Period Ended January 31, 2014
Cumulative Total Returns	Life of fundA
Fidelity MSCI Utilities Index ETF – NAV	3.04%
Fidelity MSCI Utilities Index ETF – Market Price	3.04%
MSCI USA IMI Utilities Index	3.09%

Cumulative total returns reflect performance over the period shown. This information represents returns as of the end of the fund's fiscal period.

Period Ended December 31, 2013
Cumulative Total Returns	Life of fundA
Fidelity MSCI Utilities Index ETF – NAV	0.38%
Fidelity MSCI Utilities Index ETF – Market Price	0.42%
MSCI USA IMI Utilities Index	0.38%

This information shows the returns of the fund and its index for the applicable time period through the end of the most recent calendar quarter, as opposed to through the end of the fund's fiscal period as shown in the previous table.

Expense ratio: 0.12%

Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Investment Summary

Top Ten Stocks as of January 31, 2014
% of fund’s net assets
Duke Energy Corp.	8.1
Dominion Resources, Inc.	6.4
NextEra Energy, Inc.	6.3
The Southern Co.	5.8
Exelon Corp.	4.0
American Electric Power Co., Inc.	3.9
Sempra Energy	3.5
PPL Corp.	3.1
PG&E Corp.	3.1
Public Service Enterprise Group, Inc.	2.7

46.9

Industries as of January 31, 2014

Semiannual Report	12

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 21, 2013 to January 31, 2014). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2013 to January 31, 2014).

Actual Expenses

For each fund, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying money market fund, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying money market fund. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

For each fund, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying money market fund, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying money market fund. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value January 31, 2014	Expenses Paid During Period
Fidelity MSCI Consumer Discretionary Index ETF	.12%
Actual		$1,000.00	$1,014.00	$0.34	A
HypotheticalB		$1,000.00	$1,024.60	$0.61	C
Fidelity MSCI Consumer Staples Index ETF	.12%
Actual		$1,000.00	$992.10	$0.34	A
HypotheticalB		$1,000.00	$1,024.60	$0.61	C
Fidelity MSCI Energy Index ETF	.12%
Actual		$1,000.00	$969.60	$0.33	A
HypotheticalB		$1,000.00	$1,024.60	$0.61	C
Fidelity MSCI Financials Index ETF	.12%
Actual		$1,000.00	$1,013.20	$0.34	A
HypotheticalB		$1,000.00	$1,024.60	$0.61	C
Fidelity MSCI Health Care Index ETF	.12%
Actual		$1,000.00	$1,083.90	$0.35	A
HypotheticalB		$1,000.00	$1,024.60	$0.61	C
Fidelity MSCI Industrials Index ETF	.12%
Actual		$1,000.00	$1,044.10	$0.35	A
HypotheticalB		$1,000.00	$1,024.60	$0.61	C
Fidelity MSCI Information Technology Index ETF	.12%
Actual		$1,000.00	$1,053.60	$0.35	A
HypotheticalB		$1,000.00	$1,024.60	$0.61	C

13	Semiannual Report

Shareholder Expense Example – continued

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value January 31, 2014	Expenses Paid During Period
Fidelity MSCI Materials Index ETF	.12%
Actual		$1,000.00	$1,018.00	$0.34	A
HypotheticalB		$1,000.00	$1,024.60	$0.61	C
Fidelity MSCI Telecommunication Services Index ETF	.12%
Actual		$1,000.00	$993.00	$0.34	A
HypotheticalB		$1,000.00	$1,024.60	$0.61	C
Fidelity MSCI Utilities Index ETF	.12%
Actual		$1,000.00	$1,030.40	$0.34	A
HypotheticalB		$1,000.00	$1,024.60	$0.61	C

A	Actual expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 103/365 (to reflect the period October 21, 2013 to January 31, 2014).

B	5% return per year before expenses.

C	Hypothetical expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report	14

Fidelity MSCI Consumer Discretionary Index ETF

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
AUTO COMPONENTS – 4.6%
Auto Parts & Equipment – 4.3%
Allison Transmission Holdings, Inc.	1,356	$38,958
American Axle & Manufacturing Holdings, Inc. (a)	1,020	18,992
Autoliv, Inc.	1,433	129,930
BorgWarner, Inc.	3,414	183,332
Dana Holding Corp.	2,190	41,435
Delphi Automotive PLC	4,377	266,515
Dorman Products, Inc. (a)	447	23,315
Drew Industries, Inc.	330	15,870
Federal-Mogul Corp. Class A (a)	570	10,192
Fox Factory Holding Corp. (a)	129	2,092
Fuel Systems Solutions, Inc. (a)	240	2,950
Gentex Corp.	2,158	69,898
Gentherm, Inc. (a)	510	12,995
Johnson Controls, Inc.	10,166	468,856
Lear Corp.	1,141	82,528
Modine Manufacturing Co. (a)	690	9,039
Standard Motor Products, Inc.	324	10,598
Superior Industries International, Inc.	360	6,556
Tenneco, Inc. (a)	909	51,667
TRW Automotive Holdings Corp. (a)	1,733	128,502
Visteon Corp. (a)	667	54,034

		1,628,254

Tires & Rubber – 0.3%
Cooper Tire & Rubber Co.	932	21,809
The Goodyear Tire & Rubber Co.	3,660	86,595

		108,404

TOTAL AUTO COMPONENTS		1,736,658

AUTOMOBILES – 4.8%
Automobile Manufacturers – 4.2%
Ford Motor Co.	54,598	816,786
General Motors Co. (a)	14,396	519,408
Tesla Motors, Inc. (a)	1,266	229,665
Thor Industries, Inc.	681	34,983
Winnebago Industries, Inc. (a)	420	10,063

		1,610,905

Motorcycle Manufacturers – 0.6%
Harley-Davidson, Inc.	3,306	203,947

TOTAL AUTOMOBILES		1,814,852

DISTRIBUTORS – 0.9%
Distributors – 0.9%
Core-Mark Holding Co., Inc.	172	13,011
Genuine Parts Co.	2,288	188,188
LKQ Corp. (a)	4,442	120,245

	Shares	Value
Pool Corp.	699	$37,872
Weyco Group, Inc.	90	2,378

TOTAL DISTRIBUTORS		361,694

DIVERSIFIED CONSUMER SERVICES – 1.5%
Education Services – 0.6%
American Public Education, Inc. (a)	263	11,133
Apollo Group, Inc. Class A (non-vtg.) (a)	1,529	49,371
Bridgepoint Education, Inc. (a)	215	3,737
Bright Horizons Family Solutions, Inc. (a)	354	13,009
Capella Education Co. (a)	180	11,230
DeVry, Inc.	863	31,189
Graham Holdings Co. Class B	68	42,572
Grand Canyon Education, Inc. (a)	660	28,921
ITT Educational Services, Inc. (a)	264	7,762
K12, Inc. (a)	424	9,307
Strayer Education, Inc. (a)	175	6,118
Universal Technical Institute, Inc.	330	3,884

		218,233

Specialized Consumer Services – 0.9%
Ascent Capital Group, Inc. Class A (a)	180	12,879
H&R Block, Inc.	4,079	124,002
Hillenbrand, Inc.	957	25,906
LifeLock, Inc. (a)	660	13,471
Matthews International Corp. Class A	420	17,858
Outerwall, Inc. (a)	420	27,010
Regis Corp.	840	10,357
Service Corp. International	3,187	56,410
Sotheby’s Class A	1,020	48,878
Steiner Leisure Ltd. (a)	201	9,851
Weight Watchers International, Inc.	420	11,353

		357,975

TOTAL DIVERSIFIED CONSUMER SERVICES		576,208

HOTELS, RESTAURANTS & LEISURE – 15.2%
Casinos & Gaming – 2.8%
Bally Technologies, Inc. (a)	577	42,306
Boyd Gaming Corp. (a)	1,172	12,376
Caesars Entertainment Corp. (a)	720	15,847
Churchill Downs, Inc.	204	18,179
International Game Technology	3,908	56,393
Isle of Capri Casinos, Inc. (a)	330	3,155
Las Vegas Sands Corp.	6,121	468,379
MGM Mirage, Inc. (a)	5,790	141,044
Multimedia Games Holding Co., Inc. (a)	447	14,197
Penn National Gaming, Inc. (a)	1,043	12,234
Scientific Games Corp. Class A (a)	728	10,250
Wynn Resorts Ltd.	1,198	260,469

		1,054,829

See accompanying notes which are an integral part of the financial statements.

15	Semiannual Report

Fidelity MSCI Consumer Discretionary Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – continued
Hotels, Resorts & Cruise Lines – 2.5%
Carnival Corp.	5,730	$224,559
Choice Hotels International, Inc.	480	23,294
Diamond Resorts International Inc. (a)	277	4,848
Interval Leisure Group, Inc.	510	13,464
Marcus Corp.	270	3,526
Marriott International, Inc. Class A	3,608	177,874
Marriott Vacations Worldwide Corp. (a)	328	15,705
Orient-Express Hotels Ltd. (a)	1,380	19,541
Royal Caribbean Cruises Ltd.	2,301	114,130
Starwood Hotels & Resorts Worldwide, Inc.	2,888	215,762
Wyndham Worldwide Corp.	1,981	140,532

		953,235

Leisure Facilities – 0.3%
International Speedway Corp. Class A	414	13,898
Life Time Fitness, Inc. (a)	620	25,519
Six Flags Entertainment Corp.	1,078	38,689
Town Sports International Holdings, Inc.	270	2,946
Vail Resorts, Inc.	540	36,801

		117,853

Restaurants – 9.6%
Biglari Holdings, Inc. (a)	24	10,487
BJ’s Restaurants, Inc. (a)	390	11,060
Bloomin’ Brands, Inc. (a)	751	17,250
Bob Evans Farms, Inc.	411	20,653
Bravo Brio Restaurant Group, Inc. (a)	320	4,781
Brinker International, Inc.	990	47,876
Buffalo Wild Wings, Inc. (a)	278	39,437
CEC Entertainment, Inc.	262	14,138
Chipotle Mexican Grill, Inc. (a)	455	251,142
Chuys Holdings, Inc. (a)	235	8,488
Cracker Barrel Old Country Store, Inc.	305	30,198
Darden Restaurants, Inc.	1,944	96,111
Del Frisco’s Restaurant Group, Inc. (a)	363	8,349
Denny’s Corp. (a)	1,380	9,467
DineEquity, Inc.	247	19,219
Domino’s Pizza, Inc.	832	58,748
Dunkin’ Brands Group, Inc.	1,590	73,983
Fiesta Restaurant Group, Inc. (a)	356	15,297
Ignite Restaurant Group, Inc. (a)	120	1,459
Jack in the Box, Inc. (a)	608	30,747
Krispy Kreme Doughnuts, Inc. (a)	906	15,629
McDonald’s Corp.	14,850	1,398,424
Noodles & Co. (a)	220	7,997
Panera Bread Co. Class A (a)	420	71,009
Papa John’s International, Inc.	501	24,113
Popeyes Louisiana Kitchen, Inc. (a)	360	14,490
Red Robin Gourmet Burgers, Inc. (a)	210	13,530
Ruby Tuesday, Inc. (a)	840	4,704
Ruth’s Hospitality Group, Inc.	540	7,069
Sonic Corp. (a)	810	14,410
Starbucks Corp.	11,162	793,841

	Shares	Value
Texas Roadhouse, Inc. Class A	958	$23,232
The Cheesecake Factory, Inc.	772	34,385
Wendy’s Co.	4,410	39,999
Yum! Brands, Inc.	6,630	445,204

		3,676,926

TOTAL HOTELS, RESTAURANTS & LEISURE		5,802,843

HOUSEHOLD DURABLES – 4.2%
Consumer Electronics – 0.5%
Garmin Ltd.	1,760	79,288
Harman International Industries, Inc.	998	103,223
Universal Electronics, Inc. (a)	240	8,578

		191,089

Home Furnishings – 0.7%
Ethan Allen Interiors, Inc.	390	9,844
La-Z-Boy, Inc.	780	20,998
Leggett & Platt, Inc.	2,130	63,942
Mohawk Industries, Inc. (a)	923	131,232
Tempur Sealy International, Inc. (a)	900	44,361

		270,377

Homebuilding – 1.7%
Beazer Homes U.S.A., Inc. (a)	390	8,779
Cavco Industries, Inc. (a)	119	9,296
D.R. Horton, Inc.	4,287	100,659
Hovnanian Enterprises, Inc. Class A (a)	1,680	10,130
KB Home	1,140	22,048
Lennar Corp. Class A	2,423	97,308
M.D.C. Holdings, Inc.	600	18,534
M/I Homes, Inc. (a)	360	8,852
Meritage Homes Corp. (a)	510	24,771
NVR, Inc. (a)	64	73,818
PulteGroup, Inc.	5,227	106,213
Ryland Group, Inc.	690	30,801
Standard Pacific Corp. (a)	2,280	20,064
Taylor Morrison Home Corp. Class A (a)	485	10,258
Toll Brothers, Inc. (a)	2,400	88,200
TRI Pointe Homes, Inc. (a)	270	4,763
WCI Communities, Inc. (a)	118	2,209
William Lyon Homes Class A (a)	207	4,982

		641,685

Household Appliances – 0.5%
Helen of Troy Ltd. (a)	470	25,869
iRobot Corp. (a)	417	14,737
NACCO Industries, Inc. Class A	81	4,782
Whirlpool Corp.	1,178	157,027

		202,415

Housewares & Specialties – 0.8%
Blyth, Inc.	150	1,407
CSS Industries, Inc.	150	4,020
Jarden Corp. (a)	1,800	108,810
Libbey, Inc. (a)	300	6,462

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	16

Common Stocks – continued
	Shares	Value
HOUSEHOLD DURABLES – continued
Housewares & Specialties – continued
Newell Rubbermaid, Inc.	4,290	$132,561
Tupperware Brands Corp.	775	60,729

		313,989

TOTAL HOUSEHOLD DURABLES		1,619,555

INTERNET & CATALOG RETAIL – 10.1%
Catalog Retail – 0.6%
HSN, Inc.	561	30,726
Liberty Media Corp. Interactive Series A (a)	7,319	195,490

		226,216

Internet Retail – 9.5%
1-800-FLOWERS.com, Inc. Class A (a)	390	1,965
Amazon.com, Inc. (a)	5,430	1,947,687
Blue Nile, Inc. (a)	200	8,612
Expedia, Inc.	1,650	107,217
FTD Cos., Inc. (a)	244	7,564
Groupon, Inc. Class A (a)	6,415	67,101
HomeAway, Inc. (a)	880	35,957
Liberty Media Corp. Series A (a)	532	61,712
Netflix, Inc. (a)	785	321,324
NutriSystem, Inc.	420	5,972
Orbitz Worldwide, Inc. (a)	420	3,024
Overstock.com, Inc. (a)	245	5,160
PetMed Express, Inc.	300	3,969
priceline.com, Inc. (a)	770	881,565
RetailMeNot, Inc. (a)	275	9,738
Shutterfly, Inc. (a)	570	26,995
TripAdvisor, Inc. (a)	1,746	134,774
Vitacost.com, Inc. (a)	330	1,822

		3,632,158

TOTAL INTERNET & CATALOG RETAIL		3,858,374

LEISURE EQUIPMENT & PRODUCTS – 1.4%
Leisure Products – 1.4%
Arctic Cat, Inc.	210	8,891
Black Diamond, Inc. (a)	330	3,515
Brunswick Corp.	1,350	55,971
Callaway Golf Co.	1,080	8,824
Hasbro, Inc.	1,740	85,469
Leapfrog Enterprises, Inc. Class A (a)	900	6,408
Mattel, Inc.	5,130	194,119
Polaris Industries, Inc.	964	120,693
Smith & Wesson Holding Corp. (a)	960	12,566
Sturm, Ruger & Co., Inc.	293	22,318

TOTAL LEISURE EQUIPMENT & PRODUCTS		518,774

MEDIA – 27.8%
Advertising – 1.3%
Clear Channel Outdoor Holding, Inc. Class A (a)	540	5,103

Common Stocks – continued
	Shares	Value
Digital Generation, Inc. (a)	330	$4,455
Harte-Hanks, Inc.	720	4,932
Interpublic Group of Companies, Inc.	6,295	102,734
Lamar Advertising Co. Class A (a)	1,198	58,295
National CineMedia, Inc.	840	15,691
Omnicom Group, Inc.	3,871	280,957
ReachLocal, Inc. (a)	150	1,947

		474,114

Broadcasting – 2.9%
CBS Corp. Class B (non-vtg.)	8,401	493,307
Cumulus Media, Inc. Class A (a)	1,650	11,039
Discovery Communications, Inc. Class A (a)	2,184	174,240
Discovery Communications, Inc. Class C (non-vtg.) (a)	1,327	97,826
Entercom Communications Corp. Class A (a)	330	3,112
Liberty Media Corp. Class A (a)	1,404	184,752
Nexstar Broadcasting Group, Inc. Class A	450	21,622
Scripps Networks Interactive, Inc. Class A	1,252	90,795
Sinclair Broadcast Group, Inc. Class A	1,110	34,876

		1,111,569

Cable & Satellite – 11.2%
AMC Networks, Inc. Class A (a)	862	55,547
Cablevision Systems Corp. – NY Group Class A	2,813	45,121
Charter Communications, Inc. Class A (a)	900	123,300
Comcast Corp. Class A	31,690	1,725,520
Comcast Corp. Class A (special) (non-vtg.)	7,161	374,878
DIRECTV (a)	7,746	537,805
DISH Network Corp. Class A (a)	3,236	182,446
Liberty Global PLC Series A (a)	3,148	251,620
Liberty Global PLC Series C (a)	2,463	195,390
Loral Space & Communications Ltd. (a)	180	13,383
Sirius XM Holdings, Inc. (a)	46,236	165,525
Starz – Liberty Capital Series A (a)	1,357	37,969
Time Warner Cable, Inc.	4,250	566,397

		4,274,901

Movies & Entertainment – 11.5%
Carmike Cinemas, Inc. (a)	332	9,000
Cinemark Holdings, Inc.	1,560	45,724
DreamWorks Animation SKG, Inc. Class A (a)	1,020	34,415
Lions Gate Entertainment Corp. (a)	1,230	39,766
Live Nation Entertainment, Inc. (a)	2,040	43,391
Regal Entertainment Group Class A	1,290	25,155
The Madison Square Garden Co. Class A (a)	900	52,227
The Walt Disney Co.	25,207	1,830,280
Time Warner, Inc.	13,671	858,949
Twenty-First Century Fox, Inc. Class A	22,524	716,714
Twenty-First Century Fox, Inc. Class B	6,540	204,309

See accompanying notes which are an integral part of the financial statements.

17	Semiannual Report

Fidelity MSCI Consumer Discretionary Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
MEDIA – continued
Movies & Entertainment – continued
Viacom, Inc. Class B (non-vtg.)	6,327	$519,447
World Wrestling Entertainment, Inc. Class A	450	10,885

		4,390,262

Publishing – 0.9%
E.W. Scripps Co. Class A (a)	480	8,837
Gannett Co., Inc.	3,420	94,153
John Wiley & Sons, Inc. Class A	696	37,681
Journal Communications, Inc. Class A (a)	510	4,065
Meredith Corp.	540	24,721
Morningstar, Inc.	351	27,097
News Corp. Class A (a)	5,666	90,429
Scholastic Corp.	420	13,856
The McClatchy Co. Class A (a)	960	4,378
The New York Times Co. Class A	2,035	28,775
Valassis Communications, Inc.	570	19,380

		353,372

TOTAL MEDIA		10,604,218

MULTILINE RETAIL – 4.6%
Department Stores – 1.8%
Dillard’s, Inc. Class A	414	36,142
J.C. Penney Co., Inc. (a)	4,529	26,812
Kohl’s Corp.	3,129	158,421
Macy’s, Inc.	5,631	299,569
Nordstrom, Inc.	2,314	132,939
Sears Holdings Corp. (a)	561	20,404

		674,287

General Merchandise Stores – 2.8%
Big Lots, Inc. (a)	870	23,307
Dollar General Corp. (a)	4,614	259,861
Dollar Tree, Inc. (a)	3,302	166,817
Family Dollar Stores, Inc.	1,552	95,945
Fred’s, Inc. Class A	540	9,439
Gordmans Stores, Inc.	150	1,083
Target Corp.	8,908	504,549
Tuesday Morning Corp. (a)	570	7,490

		1,068,491

TOTAL MULTILINE RETAIL		1,742,778

SPECIALTY RETAIL – 18.0%
Apparel Retail – 4.8%
Abercrombie & Fitch Co. Class A	1,142	40,404
Aeropostale, Inc. (a)	1,170	8,249
American Eagle Outfitters, Inc.	2,580	34,907
ANN, Inc. (a)	689	22,282
Ascena Retail Group, Inc. (a)	2,010	37,708
bebe stores, Inc.	540	2,684
Brown Shoe Co., Inc.	630	14,918
Chico’s FAS, Inc.	2,428	40,305

Common Stocks – continued
	Shares	Value
Destination Maternity Corp.	180	$4,829
DSW, Inc. Class A	1,101	41,453
Express, Inc. (a)	1,236	21,408
Finish Line, Inc. Class A	750	19,237
Foot Locker, Inc.	2,250	86,850
Francescas Holdings Corp. (a)	630	11,970
Gap, Inc.	4,502	171,436
Genesco, Inc. (a)	360	25,279
Guess?, Inc.	960	26,928
Jos. A. Bank Clothiers, Inc. (a)	420	23,612
L Brands, Inc.	3,652	191,219
New York & Co., Inc. (a)	480	2,174
Ross Stores, Inc.	3,261	221,455
Shoe Carnival, Inc.	210	5,187
Stage Stores, Inc.	513	10,055
Stein Mart, Inc.	476	5,893
The Buckle, Inc.	441	19,545
The Cato Corp. Class A	420	11,743
The Children’s Place Retail Stores, Inc. (a)	335	17,644
The Men’s Wearhouse, Inc.	717	34,445
Tilly’s, Inc. Class A (a)	150	1,742
TJX Companies, Inc.	10,624	609,393
Urban Outfitters, Inc. (a)	1,765	63,222
Wet Seal, Inc. Class A (a)	1,230	2,940
Zumiez, Inc. (a)	360	7,747

		1,838,863

Automotive Retail – 2.5%
Advance Auto Parts, Inc.	1,085	124,569
America’s Car Mart, Inc. (a)	120	4,626
Asbury Automotive Group, Inc. (a)	420	19,748
AutoZone, Inc. (a)	530	262,382
CarMax, Inc. (a)	3,330	150,216
CST Brands, Inc.	1,132	36,145
Group 1 Automotive, Inc.	352	21,518
Lithia Motors, Inc. Class A	352	19,814
Monro Muffler Brake, Inc.	450	24,979
Murphy USA, Inc. (a)	689	26,692
O’Reilly Automotive, Inc. (a)	1,618	211,926
Penske Automotive Group, Inc.	667	28,621
Sonic Automotive, Inc. Class A	570	12,785
The Pep Boys – Manny, Moe & Jack (a)	720	8,597

		952,618

Computer & Electronics Retail – 0.5%
Best Buy Co., Inc.	4,050	95,337
Conn’s, Inc. (a)	369	22,402
GameStop Corp. Class A	1,748	61,302
hhgregg, Inc. (a)	210	1,735
RadioShack Corp. (a)	1,530	3,672
Rent-A-Center, Inc.	804	20,052

		204,500

Home Improvement Retail – 6.3%
Home Depot, Inc.	21,276	1,635,061

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	18

Common Stocks – continued
	Shares	Value
SPECIALTY RETAIL – continued
Home Improvement Retail – continued
Lowe’s Companies, Inc.	15,626	$723,327
Lumber Liquidators Holdings, Inc. (a)	414	36,842
Sears Hometown & Outlet Stores, Inc. (a)	150	3,148
Tile Shop Holdings, Inc. (a)	420	5,935

		2,404,313

Homefurnishing Retail – 1.0%
Aarons, Inc. Class A	1,080	29,041
Bed Bath & Beyond, Inc. (a)	3,235	206,555
Haverty Furniture Companies, Inc.	300	8,346
Kirkland’s, Inc. (a)	240	4,519
Mattress Firm Holding Corp. (a)	210	8,547
Pier 1 Imports, Inc.	1,440	27,518
Restoration Hardware Holdings, Inc. (a)	446	25,306
Select Comfort Corp. (a)	840	13,751
Williams-Sonoma, Inc.	1,299	70,822

		394,405

Specialty Stores – 2.9%
Barnes & Noble, Inc. (a)	540	7,279
Big 5 Sporting Goods Corp.	240	4,118
Cabela’s, Inc. Class A (a)	741	49,543
Dick’s Sporting Goods, Inc.	1,500	78,750
Five Below, Inc. (a)	690	25,289
GNC Holdings, Inc. Class A	1,417	72,423
Hibbett Sports, Inc. (a)	390	23,404
MarineMax, Inc. (a)	360	5,310
Office Depot, Inc. (a)	7,388	36,127
PetSmart, Inc.	1,470	92,610
Sally Beauty Holdings, Inc. (a)	2,467	70,014
Signet Jewelers Ltd.	1,200	95,460
Staples, Inc.	9,772	128,600
Tiffany & Co., Inc.	1,912	159,059
Tractor Supply Co.	2,077	138,141
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	895	76,710
Vitamin Shoppe, Inc. (a)	441	19,766
Winmark Corp.	37	2,984
Zale Corp. (a)	485	7,333

		1,092,920

TOTAL SPECIALTY RETAIL		6,887,619

TEXTILES, APPAREL & LUXURY GOODS – 6.8%
Apparel, Accessories & Luxury Goods – 4.4%
Carter’s, Inc.	801	53,867
Coach, Inc.	4,175	199,941
Columbia Sportswear Co.	210	15,613
Fifth & Pacific Companies, Inc. (a)	1,827	52,435
Fossil Group, Inc. (a)	755	84,432
G-III Apparel Group Ltd. (a)	261	18,262

	Shares	Value
Hanesbrands, Inc.	1,478	$105,145
Iconix Brand Group, Inc. (a)	811	30,169
lululemon athletica, Inc. (a)	1,508	68,901
Michael Kors Holdings Ltd. (a)	2,875	229,799
Movado Group, Inc.	292	11,023
Oxford Industries, Inc.	217	16,377
Perry Ellis International, Inc. (a)	180	2,821
PVH Corp.	1,205	145,648
Quiksilver, Inc. (a)	1,890	13,325
Ralph Lauren Corp.	898	140,887
The Jones Group, Inc.	1,140	16,815
Tumi Holdings, Inc. (a)	660	13,220
Under Armour, Inc. Class A (a)	1,195	129,191
Vera Bradley, Inc. (a)	300	7,206
VF Corp.	5,222	305,226

		1,660,303

Footwear – 2.4%
Crocs, Inc. (a)	1,380	21,183
Deckers Outdoor Corp. (a)	516	40,222
NIKE, Inc. Class B	10,585	771,117
Skechers U.S.A., Inc. Class A (a)	600	17,334
Steven Madden Ltd. (a)	930	30,309
Wolverine World Wide, Inc.	1,500	41,850

		922,015

Textiles – 0.0%
Unifi, Inc. (a)	238	5,519

TOTAL TEXTILES, APPAREL & LUXURY GOODS		2,587,837

TOTAL COMMON STOCKS (Cost $38,675,646)		38,111,410

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $48,577)	48,577	48,577

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $38,724,223)		38,159,987

NET OTHER ASSETS (LIABILITIES) – 0.0%		12,267

NET ASSETS – 100%		$38,172,254

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.

19	Semiannual Report

Fidelity MSCI Consumer Discretionary Index ETF

Investments (Unaudited) – continued

Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuing inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$38,111,410	$38,111,410	$—	$—
Money Market Funds	48,577	48,577	—	—

Total Investments in Securities:	$38,159,987	$38,159,987	$—	$—

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	20

Fidelity MSCI Consumer Staples Index ETF

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
BEVERAGES – 21.0%
Brewers – 0.6%
Molson Coors Brewing Co. Class B	2,915	$153,446
The Boston Beer Co., Inc. Class A (a)	175	36,454

		189,900

Distillers & Vintners – 2.1%
Beam, Inc.	2,808	233,906
Brown-Forman Corp. Class B	2,361	181,797
Constellation Brands, Inc. Class A (a)	3,165	242,661

		658,364

Soft Drinks – 18.3%
Coca-Cola Bottling Co. Consolidated	104	7,101
Coca-Cola Enterprises, Inc.	4,891	211,731
Dr Pepper Snapple Group, Inc.	3,916	187,498
Monster Beverage Corp. (a)	2,726	185,096
National Beverage Corp. (a)	234	4,851
PepsiCo, Inc.	29,684	2,385,406
The Coca-Cola Co.	76,793	2,904,311

		5,885,994

TOTAL BEVERAGES		6,734,258

FOOD & STAPLES RETAILING – 23.5%
Drug Retail – 8.3%
CVS Caremark Corp.	23,641	1,600,969
Rite Aid Corp. (a)	14,063	78,050
Walgreen Co.	17,275	990,721

		2,669,740

Food Distributors – 1.6%
Spartan Stores, Inc.	727	16,423
Sysco Corp.	11,413	400,368
The Andersons, Inc.	344	28,462
The Chefs’ Warehouse, Inc. (a)	364	8,594
United Natural Foods, Inc. (a)	954	64,462

		518,309

Food Retail – 3.2%
Casey’s General Stores, Inc.	735	50,472
Fairway Group Holdings Corp. (a)	330	3,878
Ingles Markets, Inc. Class A	208	5,653
Natural Grocers by Vitamin Cottage, Inc. (a)	178	6,759
Roundy’s, Inc.	494	4,189
Safeway, Inc.	4,644	145,079
SUPERVALU, Inc. (a)	3,952	22,843
Susser Holdings Corp. (a)	356	21,709
The Fresh Market, Inc. (a)	742	25,940
The Kroger Co.	9,469	341,831
The Pantry, Inc. (a)	442	6,458
Village Super Market, Inc. Class A	104	3,020
Weis Markets, Inc.	234	11,517
Whole Foods Market, Inc.	6,808	355,786

		1,005,134

	Shares	Value
Hypermarkets & Super Centers – 10.4%
Costco Wholesale Corp.	8,404	$944,273
PriceSmart, Inc.	383	34,815
Wal-Mart Stores, Inc.	31,534	2,354,959

		3,334,047

TOTAL FOOD & STAPLES RETAILING		7,527,230

FOOD PRODUCTS – 18.9%
Agricultural Products – 2.8%
Alico, Inc.	78	2,848
Archer-Daniels-Midland Co.	12,691	501,041
Bunge Ltd.	2,827	214,173
Darling International, Inc. (a)	3,044	59,541
Fresh Del Monte Produce, Inc.	748	19,792
Ingredion, Inc.	1,500	93,450

		890,845

Packaged Foods & Meats – 16.1%
Annie’s, Inc. (a)	330	13,240
B&G Foods, Inc.	1,014	33,229
Boulder Brands, Inc. (a)	1,144	16,405
Cal-Maine Foods, Inc.	280	14,106
Calavo Growers, Inc.	258	7,838
Campbell Soup Co.	3,918	161,461
Chiquita Brands International, Inc. (a)	858	9,078
ConAgra Foods, Inc.	8,124	258,262
Dean Foods Co. (a)	1,794	28,345
Diamond Foods, Inc. (a)	443	11,677
Flowers Foods, Inc.	3,619	75,818
General Mills, Inc.	12,348	592,951
Green Mountain Coffee Roasters, Inc. (a)	2,467	199,827
Hillshire Brands Co.	2,376	84,633
Hormel Foods Corp.	2,804	127,414
J&J Snack Foods Corp.	292	25,725
Kellogg Co.	4,882	283,058
Kraft Foods Group, Inc.	11,459	599,879
Lancaster Colony Corp.	370	32,160
McCormick & Co., Inc. (non-vtg.)	2,306	147,999
Mead Johnson Nutrition Co.	3,895	299,487
Mondelez International, Inc. Class A	32,553	1,066,111
Pilgrim’s Pride Corp. (a)	1,248	20,879
Pinnacle Foods, Inc.	1,015	27,405
Post Holdings, Inc. (a)	642	34,366
Sanderson Farms, Inc.	408	30,335
Seaboard Corp.	6	15,300
Seneca Foods Corp. Class A (a)	153	4,448
Snyders-Lance, Inc.	936	25,001
The Hain Celestial Group, Inc. (a)	915	84,079
The Hershey Co.	2,970	295,218
The JM Smucker Co.	2,024	195,093
Tootsie Roll Industries, Inc.	413	12,530
TreeHouse Foods, Inc. (a)	702	46,220

See accompanying notes which are an integral part of the financial statements.

21	Semiannual Report

Fidelity MSCI Consumer Staples Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
FOOD PRODUCTS – continued
Packaged Foods & Meats – continued
Tyson Foods, Inc. Class A	5,406	$202,184
WhiteWave Foods Co. Class A (a)	3,328	80,571

		5,162,332

TOTAL FOOD PRODUCTS		6,053,177

HOUSEHOLD PRODUCTS – 20.3%
Household Products – 20.3%
Central Garden and Pet Co. (a)	208	1,344
Central Garden and Pet Co. Class A (a)	598	3,731
Church & Dwight Co., Inc.	2,670	172,429
Colgate-Palmolive Co.	17,851	1,093,017
Energizer Holdings, Inc.	1,201	113,494
Harbinger Group, Inc. (a)	702	8,340
Kimberly-Clark Corp.	7,370	806,057
Spectrum Brands Holdings, Inc.	460	34,615
The Clorox Co.	2,511	221,646
The Procter & Gamble Co.	52,707	4,038,410
WD-40 Co.	286	19,657

TOTAL HOUSEHOLD PRODUCTS		6,512,740

PERSONAL PRODUCTS – 2.1%
Personal Products – 2.1%
Avon Products, Inc.	8,343	124,227
Elizabeth Arden, Inc. (a)	520	14,102
Herbalife Ltd.	1,685	108,464
Inter Parfums, Inc.	336	10,934
Medifast, Inc. (a)	234	6,208
Nu Skin Enterprises, Inc. Class A	1,018	86,683
Revlon, Inc. Class A (a)	234	5,494
Star Scientific, Inc. (a)	2,599	1,781
The Estee Lauder Cos., Inc. Class A	4,589	315,448
USANA Health Sciences, Inc. (a)	137	8,202

TOTAL PERSONAL PRODUCTS		681,543

	Shares	Value
TOBACCO – 14.0%
Tobacco – 14.0%
Alliance One International, Inc. (a)	1,586	$4,076
Altria Group, Inc.	38,574	1,358,576
Lorillard, Inc.	7,195	354,138
Philip Morris International, Inc.	31,152	2,434,217
Reynolds American, Inc.	6,281	304,628
Universal Corp.	408	20,939
Vector Group Ltd.	1,274	22,754

TOTAL TOBACCO		4,499,328

TOTAL COMMON STOCKS (Cost $32,830,059)		32,008,276

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $34,979)	34,979	34,979

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $32,865,038)		32,043,255

NET OTHER ASSETS (LIABILITIES) – 0.1%		47,345

NET ASSETS – 100%		$32,090,600

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuing inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$32,008,276	$32,008,276	$—	$—
Money Market Funds	34,979	34,979	—	—

Total Investments in Securities:	$32,043,255	$32,043,255	$—	$—

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	22

Fidelity MSCI Energy Index ETF

Investments January 31, 2014 (Unaudited)

Showing Percentage of Nets Assets

Common Stocks – 100.0%
	Shares	Value
ENERGY EQUIPMENT & SERVICES – 20.3%
Oil & Gas Drilling – 2.9%
Atwood Oceanics, Inc. (a)	956	$45,314
Diamond Offshore Drilling, Inc.	1,168	56,695
Ensco PLC Class A	3,905	196,695
Helmerich & Payne, Inc.	1,775	156,271
Hercules Offshore, Inc. (a)	2,250	11,205
Nabors Industries Ltd.	4,948	84,512
Noble Corp. PLC	4,225	131,102
Parker Drilling Co. (a)	2,000	14,880
Patterson-UTI Energy, Inc.	2,450	62,940
Pioneer Energy Services Corp. (a)	1,050	8,799
Rowan Cos. PLC Class A (a)	2,075	65,093
Unit Corp. (a)	745	37,228

		870,734

Oil & Gas Equipment & Services – 17.4%
Baker Hughes, Inc.	7,379	417,947
Basic Energy Services, Inc. (a)	450	7,709
Bristow Group, Inc.	607	43,577
C&J Energy Services, Inc. (a)	625	14,613
Cameron International Corp. (a)	4,097	245,697
CARBO Ceramics, Inc.	350	40,292
Core Laboratories N.V.	757	135,442
Dawson Geophysical Co. (a)	151	4,888
Dresser-Rand Group, Inc. (a)	1,275	72,675
Dril-Quip, Inc. (a)	575	57,822
Era Group, Inc. (a)	325	9,519
Exterran Holdings, Inc. (a)	1,000	34,740
FMC Technologies, Inc. (a)	3,946	195,090
Forum Energy Technologies, Inc. (a)	848	21,302
Frank’s International N.V.	646	15,142
Geospace Technologies Corp. (a)	206	16,381
Gulf Island Fabrication, Inc.	225	4,559
Gulfmark Offshore, Inc. Class A	100	4,256
Halliburton Co.	14,096	690,845
Helix Energy Solutions Group, Inc. (a)	1,675	34,153
Hornbeck Offshore Services, Inc. (a)	545	23,277
ION Geophysical Corp. (a)	2,100	6,363
Key Energy Services, Inc. (a)	2,400	17,496
Matrix Service Co. (a)	425	11,169
McDermott International, Inc. (a)	3,925	32,734
Mitcham Industries, Inc. (a)	200	3,020
National Oilwell Varco, Inc.	7,127	534,596
Natural Gas Services Group, Inc. (a)	200	5,780
Newpark Resources, Inc. (a)	1,493	16,960
Nuverra Environmental Solutions, Inc. (a)	195	2,820
Oceaneering International, Inc.	1,807	123,147
Oil States International, Inc. (a)	925	86,904
PHI, Inc. (non-vtg.) (a)	222	8,176
RigNet, Inc. (a)	150	6,998
RPC, Inc.	1,100	18,733
Schlumberger Ltd.	22,050	1,930,918

	Shares	Value
SEACOR Holdings, Inc.	325	$27,358
Superior Energy Services, Inc. (a)	2,650	62,646
Tesco Corp. (a)	550	11,616
TETRA Technologies, Inc. (a)	1,300	13,416
Tidewater, Inc.	825	42,776
Weatherford International Ltd. (a)	12,851	174,003
Willbros Group, Inc. (a)	675	5,636

		5,233,191

TOTAL ENERGY EQUIPMENT & SERVICES		6,103,925

OIL, GAS & CONSUMABLE FUELS – 79.7%
Coal & Consumable Fuels – 0.9%
Alpha Natural Resources, Inc. (a)	3,675	20,874
Arch Coal, Inc.	3,550	15,052
Cloud Peak Energy, Inc. (a)	1,025	19,198
CONSOL Energy, Inc.	3,824	142,826
Peabody Energy Corp.	4,521	77,083
Solazyme, Inc. (a)	575	7,458

		282,491

Integrated Oil & Gas – 39.5%
Chevron Corp.	32,193	3,593,705
Exxon Mobil Corp.	73,335	6,758,554
Hess Corp.	5,152	388,924
Occidental Petroleum Corp.	13,428	1,175,890

		11,917,073

Oil & Gas Exploration & Production – 26.9%
Abraxas Petroleum Corp. (a)	1,400	4,438
Anadarko Petroleum Corp.	8,379	676,102
Apache Corp.	6,493	521,128
Apco Oil and Gas International, Inc. (a)	125	1,761
Approach Resources, Inc. (a)	618	12,416
Athlon Energy, Inc. (a)	347	10,583
Bill Barrett Corp. (a)	826	23,136
Bonanza Creek Energy, Inc. (a)	475	19,337
BPZ Resources, Inc. (a)	1,700	3,400
Cabot Oil & Gas Corp.	7,019	280,620
Carrizo Oil & Gas, Inc. (a)	720	29,592
Chesapeake Energy Corp.	8,903	239,580
Cimarex Energy Co.	1,450	142,071
Clayton Williams Energy, Inc. (a)	100	6,902
Cobalt International Energy, Inc. (a)	4,806	78,674
Comstock Resources, Inc.	775	13,291
Concho Resources, Inc. (a)	1,755	171,621
ConocoPhillips	19,365	1,257,757
Contango Oil & Gas Co. (a)	275	11,539
Continental Resources, Inc. (a)	775	85,405
Denbury Resources, Inc. (a)	6,249	100,421
Devon Energy Corp.	6,426	380,548
Diamondback Energy, Inc. (a)	500	25,990
Emerald Oil, Inc. (a)	901	6,911
Energen Corp.	1,207	85,359

See accompanying notes which are an integral part of the financial statements.

23	Semiannual Report

Fidelity MSCI Energy Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS – continued
Oil & Gas Exploration & Production – continued
Energy XXI Bermuda Ltd.	1,073	$24,625
EOG Resources, Inc.	4,543	750,685
EPL Oil & Gas, Inc. (a)	489	13,139
EQT Corp.	2,506	232,582
EXCO Resources, Inc.	2,719	13,948
Forest Oil Corp. (a)	2,000	6,100
Goodrich Petroleum Corp. (a)	575	9,902
Gulfport Energy Corp. (a)	1,407	85,757
Halcon Resources Corp. (a)	4,079	13,746
Jones Energy, Inc. Class A (a)	197	3,089
Kodiak Oil & Gas Corp. (a)	4,425	46,949
Laredo Petroleum Holdings, Inc. (a)	1,075	26,595
LinnCo LLC	1,966	63,286
Magnum Hunter Resources Corp. (a)	2,700	22,545
Marathon Oil Corp.	11,824	387,709
Matador Resources Co. (a)	793	15,416
Midstates Petroleum Co., Inc. (a)	575	2,685
Miller Energy Resources, Inc. (a)	525	4,142
Murphy Oil Corp.	3,022	171,075
Newfield Exploration Co. (a)	2,276	56,377
Noble Energy, Inc.	5,981	372,796
Northern Oil and Gas, Inc. (a)	1,000	14,540
Oasis Petroleum, Inc. (a)	1,599	66,854
PDC Energy, Inc. (a)	600	29,916
Penn Virginia Corp. (a)	925	11,091
PetroQuest Energy, Inc. (a)	975	3,764
Pioneer Natural Resources Co.	2,308	390,791
QEP Resources, Inc.	2,999	92,639
Quicksilver Resources, Inc. (a)	1,775	5,520
Range Resources Corp.	2,732	235,471
Resolute Energy Corp. (a)	1,025	8,190
Rex Energy Corp. (a)	750	14,130
Rosetta Resources, Inc. (a)	1,025	43,675
Sanchez Energy Corp. (a)	675	18,556
SandRidge Energy, Inc. (a)	6,175	37,976
SM Energy Co.	1,120	92,691
Southwestern Energy Co. (a)	5,872	238,932
Stone Energy Corp. (a)	849	26,277
Swift Energy Co. (a)	725	8,976
Triangle Petroleum Corp. (a)	1,075	8,181
Ultra Petroleum Corp. (a)	2,550	61,072
Vaalco Energy, Inc. (a)	925	5,569
W&T Offshore, Inc.	625	8,950
Warren Resources, Inc. (a)	1,175	3,960
Whiting Petroleum Corp. (a)	1,993	116,351
WPX Energy, Inc. (a)	3,370	64,198

		8,120,000

	Shares	Value
Oil & Gas Refining & Marketing – 6.8%
Alon USA Energy, Inc.	325	$5,106
Clean Energy Fuels Corp. (a)	1,100	13,123
CVR Energy, Inc.	300	11,127
Delek US Holdings, Inc.	600	18,180
Green Plains Renewable Energy, Inc.	425	9,469
HollyFrontier Corp.	3,178	147,141
Marathon Petroleum Corp.	5,218	454,227
PBF Energy, Inc. Class A	910	23,596
Phillips 66	9,676	707,219
Renewable Energy Group, Inc. (a)	401	4,014
Tesoro Corp.	2,268	116,847
Valero Energy Corp.	9,031	461,484
Western Refining, Inc.	932	36,451
World Fuel Services Corp.	1,223	52,247

		2,060,231

Oil & Gas Storage & Transportation – 5.6%
Cheniere Energy, Inc. (a)	3,400	149,396
Crosstex Energy, Inc.	600	22,500
Enbridge Energy Management LLC (a)	945	26,687
Kinder Morgan Management LLC (a)	1,852	139,843
Kinder Morgan, Inc.	11,219	381,558
SemGroup Corp. Class A	718	44,344
Spectra Energy Corp.	11,148	400,770
Targa Resources Corp.	532	48,034
The Williams Cos., Inc.	11,385	460,979

		1,674,111

TOTAL OIL, GAS & CONSUMABLE FUELS		24,053,906

TOTAL COMMON STOCKS (Cost $31,240,159)		30,157,831

Money Market Funds – 0.0%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $8,719)	8,719	8,719

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $31,248,878)		30,166,550

NET OTHER ASSETS (LIABILITIES) – 0.0%		5,144

NET ASSETS – 100%		$30,171,694

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	24

Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuing inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$30,157,831	$30,157,831	$—	$—
Money Market Funds	8,719	8,719	—	—

Total Investments in Securities:	$30,166,550	$30,166,550	$—	$—

See accompanying notes which are an integral part of the financial statements.

25	Semiannual Report

Fidelity MSCI Financials Index ETF

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.7%
	Shares	Value
CAPITAL MARKETS – 13.4%
Asset Management & Custody Banks – 8.1%
Affiliated Managers Group, Inc. (a)	820	$163,377
American Capital Ltd. (a)	4,640	72,430
Ameriprise Financial, Inc.	3,064	323,681
Apollo Investment Corp.	3,608	30,452
Ares Capital Corp.	4,584	81,183
Artisan Partners Asset Management, Inc. Class A	246	15,601
BlackRock Kelso Capital Corp.	1,271	11,808
BlackRock, Inc.	2,083	625,879
Calamos Asset Management, Inc. Class A	410	4,703
Capital Southwest Corp.	205	7,005
Cohen & Steers, Inc.	328	11,831
Eaton Vance Corp.	1,886	71,800
Federated Investors, Inc. Class B	1,473	39,609
Fifth Street Finance Corp.	2,214	20,834
Financial Engines, Inc.	779	47,457
Franklin Resources, Inc.	6,403	333,020
GAMCO Investors, Inc. Class A	82	6,625
Golub Capital BDC, Inc.	656	12,005
Hercules Technology Growth Capital, Inc.	1,025	16,256
ICG Group, Inc. (a)	656	12,457
Invesco Ltd.	6,889	229,059
Janus Capital Group, Inc.	2,747	30,190
KCAP Financial, Inc.	574	4,575
Legg Mason, Inc.	1,728	73,181
Main Street Capital Corp.	611	20,701
MCG Capital Corp.	1,230	5,498
Medley Capital Corp.	728	10,039
MVC Capital, Inc.	410	5,843
New Mountain Finance Corp.	748	11,055
Northern Trust Corp.	3,560	214,383
PennantPark Investment Corp.	1,107	12,531
Prospect Capital Corp.	4,172	45,350
Safeguard Scientifics, Inc. (a)	369	6,764
SEI Investments Co.	2,296	78,202
Solar Capital Ltd.	738	16,332
State Street Corp.	6,890	461,285
T Rowe Price Group, Inc.	4,019	315,250
TCP Capital Corp.	492	8,521
The Bank of New York Mellon Corp.	17,789	568,536
THL Credit, Inc.	533	8,432
TICC Capital Corp.	902	9,155
Triangle Capital Corp.	451	12,159
Virtus Investment Partners, Inc. (a)	120	21,871
Waddell & Reed Financial, Inc. Class A	1,345	87,183
Walter Investment Management Corp. (a)	574	17,702
WisdomTree Investments, Inc. (a)	1,558	21,999

		4,203,809

Diversified Capital Markets – 0.0%
HFF, Inc. Class A	529	15,648

	Shares	Value
Investment Banking & Brokerage – 5.3%
BGC Partners, Inc. Class A	2,132	$13,709
Cowen Group, Inc. Class A (a)	1,435	5,855
E*TRADE Financial Corp. (a)	4,510	90,290
Evercore Partners, Inc. Class A	451	25,184
FXCM, Inc. Class A	451	7,730
GFI Group, Inc.	1,394	5,297
Greenhill & Co., Inc.	416	21,611
INTL. FCStone, Inc. (a)	294	5,186
Investment Technology Group, Inc. (a)	579	9,554
KCG Holdings, Inc. Class A (a)	656	7,255
LPL Financial Holdings, Inc.	1,345	71,998
Morgan Stanley	22,705	670,025
Oppenheimer Holdings, Inc. Class A	205	4,813
Piper Jaffray Cos. (a)	251	9,859
Raymond James Financial, Inc.	1,968	100,191
Stifel Financial Corp. (a)	943	42,576
TD Ameritrade Holding Corp.	3,444	107,625
The Charles Schwab Corp.	17,906	444,427
The Goldman Sachs Group, Inc.	6,597	1,082,700

		2,725,885

TOTAL CAPITAL MARKETS		6,945,342

COMMERCIAL BANKS – 19.1%
Diversified Banks – 9.3%
Comerica, Inc.	2,878	131,812
US Bancorp	28,417	1,129,007
Wells Fargo & Co.	77,896	3,531,805

		4,792,624

Regional Banks – 9.8%
1st Source Corp.	246	7,250
Arrow Financial Corp.	201	5,011
Associated Banc-Corp	2,592	42,690
Bancfirst Corp.	123	6,646
Bancorp, Inc. (a)	615	11,716
BancorpSouth, Inc.	1,347	31,749
Bank of Hawaii Corp.	697	39,576
Bank of the Ozarks, Inc.	530	33,602
BankUnited, Inc.	1,221	37,973
Banner Corp.	328	12,080
BB&T Corp.	10,906	407,993
BBCN Bancorp, Inc.	1,230	18,512
BOK Financial Corp.	448	28,788
Boston Private Financial Holdings, Inc.	1,189	14,613
Bryn Mawr Bank Corp.	246	6,856
Camden National Corp.	126	4,454
Capital Bank Financial Corp. Class A (a)	451	10,396
CapitalSource, Inc.	3,116	42,783
Cardinal Financial Corp.	533	9,088
Cathay General Bancorp	1,189	27,941
Centerstate Banks, Inc.	574	6,314
Central Pacific Financial Corp.	410	7,524

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	26

Common Stocks – continued
	Shares	Value
COMMERCIAL BANKS – continued
Regional Banks – continued
CIT Group, Inc. (a)	2,957	$137,648
City Holding Co.	250	11,155
City National Corp.	772	55,854
CoBiz Financial, Inc.	656	6,927
Columbia Banking System, Inc.	779	20,340
Commerce Bancshares, Inc.	1,265	54,990
Community Bank System, Inc.	615	21,894
Community Trust Bancorp, Inc.	246	9,968
Cullen/Frost Bankers, Inc.	853	63,139
CVB Financial Corp.	1,392	20,769
East West Bancorp, Inc.	2,177	72,842
Enterprise Financial Services Corp.	287	5,344
Fifth Third Bancorp	13,241	278,326
First BanCorp (a)	1,804	8,822
First BanCorp/NC	328	5,651
First Citizens BancShares, Inc. Class A	82	18,142
First Commonwealth Financial Corp.	1,519	12,471
First Community Bancshares, Inc.	328	5,310
First Financial Bancorp	902	14,955
First Financial Bankshares, Inc.	410	25,080
First Financial Corp.	164	5,276
First Financial Holdings, Inc.	376	23,143
First Horizon National Corp.	3,813	44,841
First Interstate Bancsystem, Inc.	287	7,364
First Merchants Corp.	609	12,844
First Midwest Bancorp, Inc.	1,230	19,643
First NBC Bank Holding Co. (a)	248	8,085
First Niagara Financial Group, Inc.	5,576	48,177
First Republic Bank	1,435	69,641
FirstMerit Corp.	2,580	52,503
Flushing Financial Corp.	492	10,106
FNB Corp.	2,337	27,670
Fulton Financial Corp.	3,032	37,445
Glacier Bancorp, Inc.	1,148	30,342
Great Southern Bancorp, Inc.	164	4,535
Hancock Holding Co.	1,312	45,395
Hanmi Financial Corp.	533	11,497
Heartland Financial USA, Inc.	246	6,197
Home BancShares, Inc.	698	21,526
HomeTrust Bancshares, Inc. (a)	328	5,186
Huntington Bancshares, Inc.	12,990	117,819
Iberiabank Corp.	458	30,155
Independent Bank Corp.	369	13,343
Independent Bank Group, Inc.	120	6,096
International Bancshares Corp.	861	20,156
Investors Bancorp, Inc.	871	22,097
KeyCorp	14,194	181,115
Lakeland Bancorp, Inc.	574	6,469
Lakeland Financial Corp.	248	9,084
M&T Bank Corp.	1,812	202,056

	Shares	Value
MB Financial, Inc.	860	$24,166
National Penn Bancshares, Inc.	2,009	20,853
NBT Bancorp, Inc.	651	15,650
OFG Bancorp	779	11,358
Old National Bancorp	1,640	22,960
PacWest Bancorp	580	23,264
Peoples Bancorp, Inc.	158	3,563
Pinnacle Financial Partners, Inc. (a)	533	17,397
Popular, Inc. (a)	1,640	43,296
PrivateBancorp, Inc.	1,066	30,477
Prosperity Bancshares, Inc.	902	56,429
Regions Financial Corp.	21,731	221,004
Renasant Corp.	492	14,165
Republic Bancorp, Inc. Class A	205	4,733
S&T Bancorp, Inc.	492	11,508
Signature Bank (a)	738	90,080
Simmons First National Corp. Class A	246	8,494
Southside Bancshares, Inc.	287	7,649
State Bank Financial Corp.	495	8,479
Sterling Bancorp/DE (a)	1,277	16,090
Sterling Financial Corp.	615	19,372
Sun Bancorp, Inc. (a)	943	2,989
SunTrust Banks, Inc.	8,359	309,450
Susquehanna Bancshares, Inc.	2,993	32,414
SVB Financial Group (a)	705	79,122
SY Bancorp, Inc.	255	7,545
Synovus Financial Corp.	14,596	48,897
Taylor Capital Group, Inc. (a)	246	5,493
TCF Financial Corp.	2,531	40,749
Texas Capital Bancshares, Inc. (a)	659	39,191
The PNC Financial Services Group, Inc.	8,208	655,655
TowneBank	451	6,783
Trico Bancshares	246	6,091
Trustmark Corp.	1,066	25,328
UMB Financial Corp.	611	36,226
Umpqua Holdings Corp.	1,804	31,678
Union First Market Bankshares Corp.	767	17,695
United Community Banks, Inc. (a)	245	4,087
Univest Corp. of Pennsylvania	331	6,216
Valley National Bancorp	3,034	29,399
ViewPoint Financial Group, Inc.	608	14,969
Washington Trust Bancorp, Inc.	246	8,103
Webster Financial Corp.	1,435	43,538
WesBanco, Inc.	451	12,881
Westamerica BanCorp.	416	20,534
Western Alliance Bancorp (a)	1,222	27,397
Wilshire Bancorp, Inc.	1,107	11,026
Wintrust Financial Corp.	653	28,621
Zions BanCorp.	2,831	81,391

		5,067,443

TOTAL COMMERCIAL BANKS		9,860,067

See accompanying notes which are an integral part of the financial statements.

27	Semiannual Report

Fidelity MSCI Financials Index ETF

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value
CONSUMER FINANCE – 5.1%
Consumer Finance – 5.1%
American Express Co.	15,004	$1,275,640
Capital One Financial Corp.	9,054	639,303
Cash America International, Inc.	451	16,565
Credit Acceptance Corp. (a)	164	22,826
DFC Global Corp. (a)	581	4,369
Discover Financial Services	7,468	400,658
Encore Capital Group, Inc. (a)	369	17,561
Ezcorp, Inc. Class A (a)	788	8,652
First Cash Financial Services, Inc. (a)	448	22,015
Green Dot Corp. Class A (a)	364	8,197
Nelnet, Inc. Class A	451	16,800
Portfolio Recovery Associates, Inc. (a)	786	39,473
SLM Corp.	6,803	154,836
World Acceptance Corp. (a)	172	16,459

TOTAL CONSUMER FINANCE		2,643,354

DIVERSIFIED FINANCIAL SERVICES – 22.9%
Multi-Sector Holdings – 4.0%
Berkshire Hathaway, Inc. Class B (a)	17,186	1,917,958
Leucadia National Corp.	4,838	132,222
PICO Holdings, Inc. (a)	363	8,556

		2,058,736

Other Diversified Financial Services – 15.9%
Bank of America Corp.	165,919	2,779,144
Citigroup, Inc.	46,975	2,228,024
JPMorgan Chase & Co.	58,133	3,218,243

		8,225,411

Specialized Finance – 3.0%
CBOE Holdings, Inc.	1,358	70,643
CME Group, Inc.	4,920	367,819
Interactive Brokers Group, Inc. Class A	697	14,776
IntercontinentalExchange Group, Inc.	1,767	368,932
MarketAxess Holdings, Inc.	566	35,511
McGraw Hill Financial, Inc.	4,061	308,798
Moody’s Corp.	3,080	229,706
MSCI, Inc. (a)	1,804	77,067
PHH Corp. (a)	854	20,727
The NASDAQ OMX Group, Inc.	1,850	70,578

		1,564,557

TOTAL DIVERSIFIED FINANCIAL SERVICES		11,848,704

INSURANCE – 17.6%
Insurance Brokers – 2.0%
Aon PLC	4,512	363,036
Arthur J Gallagher & Co.	2,006	92,737
Brown & Brown, Inc.	1,927	60,681
eHealth, Inc. (a)	294	15,709
Marsh & McLennan Cos., Inc.	8,522	389,541
Willis Group Holdings PLC	2,622	112,903

		1,034,607

	Shares	Value
Life & Health Insurance – 5.1%
Aflac, Inc.	7,181	$450,823
American Equity Investment Life Holding Co.	984	21,599
Citizens, Inc. (a)	779	5,414
CNO Financial Group, Inc.	3,157	53,480
FBL Financial Group, Inc. Class A	168	6,490
Kansas City Life Insurance Co.	82	3,868
Lincoln National Corp.	4,108	197,307
MetLife, Inc.	14,424	707,497
Primerica, Inc.	783	32,988
Principal Financial Group, Inc.	4,556	198,505
Protective Life Corp.	1,230	60,282
Prudential Financial, Inc.	7,165	604,654
StanCorp Financial Group, Inc.	697	44,782
Symetra Financial Corp.	1,304	24,972
Torchmark Corp.	1,428	107,314
Unum Group	4,104	132,149

		2,652,124

Multi-line Insurance – 3.6%
American Financial Group, Inc.	1,114	61,181
American International Group, Inc.	21,681	1,039,821
Assurant, Inc.	1,185	77,440
Genworth Financial, Inc. Class A (a)	7,339	108,250
Hartford Financial Services Group, Inc.	6,685	222,276
HCC Insurance Holdings, Inc.	1,563	67,068
Horace Mann Educators Corp.	656	18,302
Kemper Corp.	738	27,122
Loews Corp.	5,119	228,256

		1,849,716

Property & Casualty Insurance – 5.7%
ACE Ltd.	5,377	504,416
Allied World Assurance Co. Holdings AG	533	54,856
AMERISAFE, Inc.	290	11,997
Amtrust Financial Services, Inc.	533	17,205
Arch Capital Group Ltd. (a)	2,089	112,409
Argo Group International Holdings Ltd.	418	18,806
Aspen Insurance Holdings Ltd.	1,071	41,662
Assured Guaranty Ltd.	2,592	54,821
Axis Capital Holdings Ltd.	1,608	72,392
Baldwin & Lyons, Inc. Class B	164	4,093
Cincinnati Financial Corp.	2,419	117,201
Donegal Group, Inc. Class A	205	2,995
EMC Insurance Group, Inc.	82	2,253
Employers Holdings, Inc.	492	12,088
Fidelity National Financial, Inc. Class A	3,811	120,199
First American Financial Corp.	1,598	41,420
Global Indemnity PLC (a)	164	4,020
HCI Group, Inc.	198	8,421
Hilltop Holdings, Inc. (a)	1,107	26,336
Infinity Property & Casualty Corp.	203	14,332
MBIA, Inc. (a)	2,337	25,567

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	28

Common Stocks – continued
	Shares	Value
INSURANCE – continued
Property & Casualty Insurance – continued
Meadowbrook Insurance Group, Inc.	902	$5,466
National Interstate Corp.	164	3,701
Old Republic International Corp.	3,925	61,309
OneBeacon Insurance Group Ltd.	420	5,905
ProAssurance Corp.	1,022	47,482
RLI Corp.	638	26,579
Safety Insurance Group, Inc.	206	11,141
Selective Insurance Group, Inc.	861	20,251
State Auto Financial Corp.	287	5,505
Stewart Information Services Corp.	369	11,996
The Allstate Corp.	7,184	367,821
The Chubb Corp.	1,568	132,559
The Hanover Insurance Group, Inc.	697	38,704
The Navigators Group, Inc. (a)	196	11,688
The Progressive Corp.	9,087	211,182
The Travelers Cos., Inc.	5,785	470,205
Tower Group International Ltd.	1,066	2,665
United Fire Group, Inc.	369	9,262
WR Berkley Corp.	2,107	81,667
XL Group PLC	4,469	128,439

		2,921,016

Reinsurance – 1.2%
Alleghany Corp. (a)	315	117,284
Endurance Specialty Holdings Ltd.	702	36,778
Enstar Group Ltd. (a)	172	21,321
Everest Re Group Ltd.	770	111,465
Greenlight Capital Re Ltd. (a)	492	15,808
Maiden Holdings Ltd.	943	10,354
Montpelier Re Holdings Ltd.	739	20,596
PartnerRe Ltd.	773	75,885
Platinum Underwriters Holdings Ltd.	483	27,454
Reinsurance Group of America, Inc.	1,111	82,958
RenaissanceRe Holdings Ltd.	697	63,225
Third Point Reinsurance Ltd. (a)	488	7,793
Validus Holdings Ltd.	1,429	51,330

		642,251

TOTAL INSURANCE		9,099,714

REAL ESTATE INVESTMENT TRUSTS (REITS) – 19.2%
Diversified REIT’s – 1.3%
American Realty Capital Properties, Inc.	2,911	40,288
Cousins Properties, Inc.	2,747	29,530
Duke Realty Corp.	5,120	80,435
First Potomac Realty Trust	984	12,851
Investors Real Estate Trust	1,681	14,608
Liberty Property Trust	2,253	82,009
One Liberty Properties, Inc.	246	5,132
PS Business Parks, Inc.	330	25,928
RAIT Financial Trust	1,025	8,651
Select Income REIT	534	14,738

	Shares	Value
Spirit Realty Capital, Inc.	5,613	$59,498
Vornado Realty Trust	2,713	249,135
Washington Real Estate Investment Trust	1,066	24,838
Winthrop Realty Trust	615	7,060
WP Carey, Inc.	538	31,785

		686,486

Industrial REIT’s – 0.8%
DCT Industrial Trust, Inc.	5,002	36,015
EastGroup Properties, Inc.	491	29,136
First Industrial Realty Trust, Inc.	1,640	28,142
Monmouth Real Estate Investment Corp. Class A	697	6,440
Prologis, Inc.	7,749	300,351
STAG Industrial, Inc.	697	14,958

		415,042

Mortgage REIT’s – 1.9%
AG Mortgage Investment Trust, Inc.	492	8,162
Altisource Residential Corp.	649	19,470
American Capital Agency Corp.	6,147	128,780
American Capital Mortgage Investment Corp.	908	17,751
Annaly Capital Management, Inc.	14,850	159,934
Anworth Mortgage Asset Corp.	2,460	11,537
Apollo Commercial Real Estate Finance, Inc.	615	10,344
Apollo Residential Mortgage, Inc.	574	9,276
ARMOUR Residential REIT, Inc.	6,027	24,771
Chimera Investment Corp.	16,277	50,784
Colony Financial, Inc.	1,238	27,484
CYS Investments, Inc.	2,829	22,406
Dynex Capital, Inc.	943	7,601
Hatteras Financial Corp.	1,599	28,686
Invesco Mortgage Capital, Inc.	2,173	34,138
iStar Financial, Inc. (a)	1,106	17,055
MFA Financial, Inc.	6,961	50,746
New Residential Investment Corp.	4,059	25,775
New York Mortgage Trust, Inc.	1,148	8,197
Newcastle Investment Corp.	5,618	30,562
NorthStar Realty Finance Corp.	4,479	65,349
PennyMac Mortgage Investment Trust	116	2,732
Redwood Trust, Inc.	1,312	24,534
Resource Capital Corp.	2,132	12,557
Starwood Property Trust, Inc.	3,102	93,680
Two Harbors Investment Corp.	5,916	58,154
Western Asset Mortgage Capital Corp.	474	7,086

		957,551

Office REIT’s – 2.0%
Alexandria Real Estate Equities, Inc.	1,115	78,195
BioMed Realty Trust, Inc.	3,037	59,252
Boston Properties, Inc.	2,411	260,605
Brandywine Realty Trust	2,501	35,639
CommonWealth REIT	1,843	45,301
CoreSite Realty Corp.	369	11,321

See accompanying notes which are an integral part of the financial statements.

29	Semiannual Report

Fidelity MSCI Financials Index ETF

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Office REIT’s – continued
Corporate Office Properties Trust	1,401	$34,815
CyrusOne, Inc.	328	7,088
Digital Realty Trust, Inc.	2,009	102,439
Douglas Emmett, Inc.	2,132	54,217
DuPont Fabros Technology, Inc.	1,025	26,640
Franklin Street Properties Corp.	1,435	17,205
Government Properties Income Trust	331	8,176
Highwoods Properties, Inc.	1,401	52,033
Hudson Pacific Properties, Inc.	738	16,037
Kilroy Realty Corp.	1,271	67,109
Mack-Cali Realty Corp.	1,353	27,371
Parkway Properties, Inc./MD	1,058	18,769
Piedmont Office Realty Trust, Inc. Class A	2,591	43,192
SL Green Realty Corp.	554	51,948

		1,017,352

Residential REIT’s – 2.6%
American Campus Communities, Inc.	1,640	57,006
American Homes 4 Rent Class A	940	15,679
American Residential Properties, Inc. (a)	568	10,508
Apartment Investment & Management Co. Class A	2,296	64,219
Associated Estates Realty Corp.	862	13,766
AvalonBay Communities, Inc.	1,954	241,319
BRE Properties, Inc.	1,195	70,625
Camden Property Trust	1,319	81,541
Campus Crest Communities, Inc.	1,107	9,775
Education Realty Trust, Inc.	1,962	17,717
Equity Lifestyle Properties, Inc.	1,232	48,430
Equity Residential	5,298	293,403
Essex Property Trust, Inc.	647	102,465
Home Properties, Inc.	901	50,231
Mid-America Apartment Communities, Inc.	1,285	82,934
Post Properties, Inc.	861	40,407
Silver Bay Realty Trust Corp.	656	10,411
Sun Communities, Inc.	568	26,554
UDR, Inc.	3,892	94,731

		1,331,721

Retail REIT’s – 4.0%
Acadia Realty Trust	904	23,007
Agree Realty Corp.	244	6,976
Alexander’s, Inc.	45	15,292
CBL & Associates Properties, Inc.	2,576	43,766
Cedar Realty Trust, Inc.	1,025	6,468
Cole Real Estate Investment, Inc.	7,380	111,807
DDR Corp.	4,298	67,350
Equity One, Inc.	1,066	24,155
Excel Trust, Inc.	820	9,356
Federal Realty Investment Trust	1,161	126,549
General Growth Properties, Inc.	7,544	151,936
Getty Realty Corp.	451	8,569

	Shares	Value
Glimcher Realty Trust	2,337	$20,005
Inland Real Estate Corp.	1,476	15,557
Kimco Realty Corp.	6,355	132,883
Kite Realty Group Trust	2,203	14,209
National Retail Properties, Inc.	1,921	63,777
Pennsylvania Real Estate Investment Trust	1,116	20,813
Ramco-Gershenson Properties Trust	1,109	17,711
Regency Centers Corp.	1,435	69,081
Retail Opportunity Investments Corp.	1,224	17,699
Retail Properties of America, Inc. Class A	3,031	39,979
Rouse Properties, Inc.	446	7,778
Saul Centers, Inc.	205	9,553
Simon Property Group, Inc.	4,882	755,929
Tanger Factory Outlet Centers	1,529	51,038
Taubman Centers, Inc.	984	63,980
The Macerich Co.	2,206	124,860
Weingarten Realty Investors	1,803	52,269

		2,072,352

Specialized REIT’s – 6.6%
American Tower Corp.	6,267	506,875
Ashford Hospitality Prime, Inc.	246	4,059
Ashford Hospitality Trust, Inc.	1,183	11,120
Aviv REIT, Inc.	291	7,098
Chesapeake Lodging Trust	779	18,969
Corrections Corp. of America	1,804	60,560
CubeSmart	2,009	33,108
DiamondRock Hospitality Co.	3,116	36,083
EPR Properties	813	41,528
Extra Space Storage, Inc.	1,674	76,435
FelCor Lodging Trust, Inc. (a)	1,886	15,390
Gaming and Leisure Properties, Inc.	1,139	39,523
HCP, Inc.	7,090	277,574
Health Care REIT, Inc.	4,470	258,902
Healthcare Realty Trust, Inc.	1,550	35,526
Healthcare Trust of America, Inc. Class A	2,838	30,452
Hersha Hospitality Trust	2,993	16,252
Hospitality Properties Trust	2,296	59,007
Host Hotels & Resorts, Inc.	11,681	214,814
LaSalle Hotel Properties	1,638	50,385
LTC Properties, Inc.	573	21,745
Medical Properties Trust, Inc.	2,579	34,223
National Health Investors, Inc.	567	35,704
Omega Healthcare Investors, Inc.	1,849	59,057
Pebblebrook Hotel Trust	984	29,648
Plum Creek Timber Co., Inc.	2,908	125,248
Potlatch Corp.	656	26,240
Public Storage	2,390	376,640
Rayonier, Inc.	1,942	85,953
RLJ Lodging Trust	1,763	44,040
Ryman Hospitality Properties, Inc.	704	29,117
Sabra Health Care REIT, Inc.	615	17,792
Senior Housing Properties Trust	2,995	67,447

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	30

Common Stocks – continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Specialized REIT’s – continued
Sovran Self Storage, Inc.	492	$33,412
Strategic Hotels & Resorts, Inc. (a)	2,665	24,811
Summit Hotel Properties, Inc.	1,353	12,055
Sunstone Hotel Investors, Inc.	2,831	36,322
The Geo Group, Inc.	514	17,209
Universal Health Realty Income Trust	30	1,272
Ventas, Inc.	4,551	283,937
Weyerhaeuser Co.	8,988	268,561

		3,424,093

TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)		9,904,597

REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.0%
Diversified Real Estate Activities – 0.1%
Alexander & Baldwin, Inc. (a)	697	27,260
Tejon Ranch Co. (a)	292	9,963

		37,223

Real Estate Development – 0.1%
Forestar Group, Inc. (a)	574	11,480
The Howard Hughes Corp. (a)	496	61,886

		73,366

Real Estate Operating Companies – 0.1%
Forest City Enterprises, Inc. Class A (a)	2,214	40,272

Real Estate Services – 0.7%
Altisource Portfolio Solutions S.A. (a)	251	32,816
CBRE Group, Inc. Class A (a)	4,380	116,245
Jones Lang LaSalle, Inc.	698	79,754
Kennedy-Wilson Holdings, Inc.	1,052	25,269
Realogy Holdings Corp. (a)	2,292	104,446

		358,530

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		509,391

THRIFTS & MORTGAGE FINANCE – 1.4%
Thrifts & Mortgage Finance – 1.4%
Astoria Financial Corp.	1,388	18,377
Bank Mutual Corp.	861	5,889
Beneficial Mutual Bancorp, Inc. (a)	656	7,793
Berkshire Hills Bancorp, Inc.	410	10,029
BofI Holding, Inc. (a)	197	16,302
Brookline Bancorp, Inc.	1,189	10,582
Capitol Federal Financial, Inc.	2,180	26,095

	Shares	Value
Dime Community Bancshares, Inc.	533	$8,709
EverBank Financial Corp.	1,189	21,176
Federal Agricultural Mortgage Corp. Class C	164	5,025
Flagstar Bancorp, Inc. (a)	410	8,557
Home Loan Servicing Solutions Ltd.	1,158	23,762
HomeStreet, Inc.	205	3,678
Hudson City Bancorp, Inc.	7,383	66,742
MGIC Investment Corp. (a)	5,084	43,163
Nationstar Mortgage Holdings, Inc. (a)	354	9,905
New York Community Bancorp, Inc.	6,888	111,517
Northfield Bancorp, Inc.	984	12,231
Northwest Bancshares, Inc.	1,517	21,329
Ocwen Financial Corp. (a)	1,804	79,629
Oritani Financial Corp.	656	10,326
People’s United Financial, Inc.	5,049	71,746
Provident Financial Services, Inc.	909	15,744
Radian Group, Inc.	2,747	40,875
Rockville Financial, Inc.	451	5,989
TFS Financial Corp. (a)	1,517	17,415
TrustCo Bank Corp.	1,599	10,442
United Financial Bancorp, Inc.	328	5,815
Walker & Dunlop, Inc. (a)	334	4,689
Washington Federal, Inc.	1,634	35,752
WSFS Financial Corp.	156	11,201

TOTAL THRIFTS & MORTGAGE FINANCE		740,484

TOTAL COMMON STOCKS (Cost $52,289,633)		51,551,653

Money Market Funds – 0.2%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $101,828)	101,828	101,828

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $52,391,461)		51,653,481

NET OTHER ASSETS (LIABILITIES) – 0.1%		48,218

NET ASSETS – 100%		$51,701,699

Legend

(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.

31	Semiannual Report

Fidelity MSCI Financials Index ETF

Investments (Unaudited) - continued

Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuing inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$51,551,653	$51,551,653	$—	$—
Money Market Funds	101,828	101,828	—	—

Total Investments in Securities:	$51,653,481	$51,653,481	$—	$—

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	32

Fidelity MSCI Health Care Index ETF

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
BIOTECHNOLOGY – 21.1%
Biotechnology – 21.1%
ACADIA Pharmaceuticals, Inc. (a)	1,982	$46,181
Achillion Pharmaceuticals, Inc. (a)	2,166	7,169
Acorda Therapeutics, Inc. (a)	1,140	33,459
Aegerion Pharmaceuticals, Inc. (a)	619	37,128
Agios Pharmaceuticals, Inc. (a)	227	6,004
Alexion Pharmaceuticals, Inc. (a)	5,783	917,936
Alkermes PLC (a)	3,816	185,763
Alnylam Pharmaceuticals, Inc. (a)	1,674	140,047
AMAG Pharmaceuticals, Inc. (a)	456	9,790
Amgen, Inc.	22,281	2,650,325
Arena Pharmaceuticals, Inc. (a)	6,441	40,836
Ariad Pharmaceuticals, Inc. (a)	1,536	11,351
Array BioPharma, Inc. (a)	3,015	14,502
BioCryst Pharmaceuticals, Inc. (a)	1,262	12,872
Biogen Idec, Inc. (a)	7,028	2,197,234
BioMarin Pharmaceutical, Inc. (a)	4,150	285,852
Biotime, Inc. (a)	912	3,393
Bluebird Bio, Inc. (a)	221	4,900
Celgene Corp. (a)	12,163	1,847,925
Celldex Therapeutics, Inc. (a)	2,613	67,363
Cepheid, Inc. (a)	1,995	105,456
ChemoCentryx, Inc. (a)	513	3,186
Chimerix, Inc. (a)	456	8,869
Clovis Oncology, Inc. (a)	618	40,188
Cubist Pharmaceuticals, Inc. (a)	1,946	142,233
Curis, Inc. (a)	2,394	6,775
Dendreon Corp. (a)	4,674	13,040
Dyax Corp. (a)	3,534	29,756
Dynavax Technologies Corp. (a)	7,744	13,475
Emergent Biosolutions, Inc. (a)	855	20,460
Enanta Pharmaceuticals, Inc. (a)	222	8,121
Epizyme, Inc. (a)	169	5,138
Exact Sciences Corp. (a)	2,052	26,676
Exelixis, Inc. (a)	5,725	39,388
Genomic Health, Inc. (a)	456	13,735
Geron Corp. (a)	3,811	19,131
Gilead Sciences, Inc. (a)	45,269	3,650,945
Halozyme Therapeutics, Inc. (a)	2,679	41,953
Hyperion Therapeutics, Inc. (a)	228	6,402
Idenix Pharmaceuticals, Inc. (a)	2,964	20,778
ImmunoGen, Inc. (a)	2,508	37,595
Immunomedics, Inc. (a)	2,337	11,334
Incyte Corp. Ltd. (a)	4,071	266,732
Infinity Pharmaceuticals, Inc. (a)	1,083	13,917
Insmed, Inc. (a)	914	18,664
Insys Therapeutics, Inc. (a)	166	9,766
InterMune, Inc. (a)	2,619	34,964
Intrexon Corp. (a)	1,018	34,174
Ironwood Pharmaceuticals, Inc. (a)	2,901	40,237
Isis Pharmaceuticals, Inc. (a)	3,417	174,472

	Shares	Value
Keryx Biopharmaceuticals, Inc. (a)	2,629	$40,434
KYTHERA Biopharmaceuticals, Inc. (a)	399	18,354
Lexicon Pharmaceuticals, Inc. (a)	6,840	12,586
Ligand Pharmaceuticals, Inc. Class B (a)	560	34,686
MannKind Corp. (a)	5,461	29,599
Medivation, Inc. (a)	2,223	176,951
Merrimack Pharmaceuticals, Inc. (a)	2,736	14,364
MiMedx Group, Inc. (a)	2,463	19,310
Momenta Pharmaceuticals, Inc. (a)	1,368	24,487
Myriad Genetics, Inc. (a)	2,394	66,146
Neurocrine Biosciences, Inc. (a)	1,995	34,095
NewLink Genetics Corp. (a)	513	18,991
Novavax, Inc. (a)	5,871	31,938
NPS Pharmaceuticals, Inc. (a)	3,017	107,948
Opko Health, Inc. (a)	6,555	51,981
Orexigen Therapeutics, Inc. (a)	2,664	18,115
Organovo Holdings, Inc. (a)	1,817	17,171
Osiris Therapeutics, Inc. (a)	513	8,008
PDL BioPharma, Inc.	4,161	37,865
Pharmacyclics, Inc. (a)	1,835	244,183
Portola Pharmaceuticals, Inc. (a)	517	13,788
PTC Therapeutics, Inc. (a)	287	7,482
Raptor Pharmaceutical Corp. (a)	1,769	27,508
Receptos, Inc. (a)	382	15,223
Regeneron Pharmaceuticals, Inc. (a)	2,288	660,294
Rigel Pharmaceuticals, Inc. (a)	2,565	7,772
Sangamo Biosciences, Inc. (a)	1,767	34,174
Sarepta Therapeutics, Inc. (a)	949	23,137
Seattle Genetics, Inc. (a)	3,078	138,079
Spectrum Pharmaceuticals, Inc. (a)	1,937	16,290
Stemline Therapeutics, Inc. (a)	276	6,941
Synageva BioPharma Corp. (a)	555	50,272
Synergy Pharmaceuticals, Inc. (a)	1,881	9,988
Synta Pharmaceuticals Corp. (a)	1,709	9,126
TESARO, Inc. (a)	456	14,369
Theravance, Inc. (a)	2,389	87,963
United Therapeutics Corp. (a)	1,410	144,694
Vertex Pharmaceuticals, Inc. (a)	6,887	544,348
XOMA Corp. (a)	2,437	18,935
ZIOPHARM Oncology, Inc. (a)	2,286	9,578

TOTAL BIOTECHNOLOGY		16,224,763

HEALTH CARE EQUIPMENT & SUPPLIES – 16.4%
Health Care Equipment – 15.1%
Abaxis, Inc. (a)	627	23,933
Abbott Laboratories	45,961	1,684,930
ABIOMED, Inc. (a)	1,083	29,772
Accuray, Inc. (a)	2,109	22,461
Analogic Corp.	360	34,434
AngioDynamics, Inc. (a)	798	12,696
ArthroCare Corp. (a)	855	38,800
Baxter International, Inc.	16,053	1,096,420
Becton Dickinson and Co.	5,742	620,825

See accompanying notes which are an integral part of the financial statements.

33	Semiannual Report

Fidelity MSCI Health Care Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – continued
Health Care Equipment – continued
Boston Scientific Corp. (a)	39,689	$536,992
Cantel Medical Corp.	1,026	32,524
Cardiovascular Systems, Inc. (a)	688	23,337
CareFusion Corp. (a)	6,332	258,156
CONMED Corp.	798	33,476
Covidien PLC	13,604	928,337
CR Bard, Inc.	2,224	288,208
Cyberonics, Inc. (a)	813	54,308
Cynosure, Inc. Class A (a)	570	15,293
DexCom, Inc. (a)	2,109	85,330
Edwards Lifesciences Corp. (a)	3,311	215,612
Exactech, Inc. (a)	285	6,350
Globus Medical, Inc. Class A (a)	1,425	33,345
Greatbatch, Inc. (a)	736	31,287
HeartWare International, Inc. (a)	450	44,644
Hill-Rom Holdings, Inc.	1,741	63,146
Hologic, Inc. (a)	7,980	170,453
IDEXX Laboratories, Inc. (a)	1,553	177,446
Insulet Corp. (a)	1,596	68,628
Integra LifeSciences Holdings Corp. (a)	743	34,520
Intuitive Surgical, Inc. (a)	1,183	482,167
Invacare Corp.	855	17,254
Masimo Corp. (a)	1,596	46,683
Medtronic, Inc.	29,797	1,685,318
Natus Medical, Inc. (a)	912	23,612
Navidea Biopharmaceuticals, Inc. (a)	3,762	6,621
NuVasive, Inc. (a)	1,311	49,084
NxStage Medical, Inc. (a)	1,482	19,192
Orthofix International N.V. (a)	570	11,713
PhotoMedex, Inc. (a)	399	5,550
ResMed, Inc.	4,213	183,729
Rockwell Medical, Inc. (a)	1,133	11,625
Sirona Dental Systems, Inc. (a)	1,640	117,982
St Jude Medical, Inc.	8,487	515,415
STERIS Corp.	1,762	80,858
Stryker Corp.	8,948	694,365
SurModics, Inc. (a)	456	11,117
Symmetry Medical, Inc. (a)	1,083	10,527
Teleflex, Inc.	1,214	113,679
Thoratec Corp. (a)	1,710	59,747
Tornier N.V. (a)	795	14,461
Varian Medical Systems, Inc. (a)	3,178	258,403
Volcano Corp. (a)	1,596	33,500
Wright Medical Group, Inc. (a)	1,311	39,868
Zimmer Holdings, Inc.	5,016	471,354

		11,629,487

Health Care Supplies – 1.3%
Alere, Inc. (a)	2,280	86,412
Align Technology, Inc. (a)	1,884	111,947
Anika Therapeutics, Inc. (a)	394	13,108

	Shares	Value
Antares Pharma, Inc. (a)	3,192	$15,258
Cerus Corp. (a)	2,052	12,661
DENTSPLY International, Inc.	4,216	194,526
Endologix, Inc. (a)	1,767	28,272
Haemonetics Corp. (a)	1,539	58,313
ICU Medical, Inc. (a)	399	25,740
Meridian Bioscience, Inc.	1,254	28,566
Merit Medical Systems, Inc. (a)	1,197	17,201
Neogen Corp. (a)	1,026	43,113
OraSure Technologies, Inc. (a)	1,653	9,703
Quidel Corp. (a)	912	26,959
RTI Surgical, Inc. (a)	1,596	4,948
Spectranetics Corp. (a)	1,197	31,146
Staar Surgical Co. (a)	1,083	17,783
TearLab Corp. (a)	805	5,385
The Cooper Cos., Inc.	1,437	178,590
West Pharmaceutical Services, Inc.	2,052	97,367

		1,006,998

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		12,636,485

HEALTH CARE PROVIDERS & SERVICES – 16.9%
Health Care Services – 4.4%
Accretive Health, Inc. (a)	1,425	13,124
Air Methods Corp. (a)	1,026	52,767
Amedisys, Inc. (a)	912	13,762
AMN Healthcare Services, Inc. (a)	1,368	20,671
Bio-Reference Labs, Inc. (a)	741	19,926
BioScrip, Inc. (a)	1,995	16,977
Chemed Corp.	563	44,432
Corvel Corp. (a)	342	16,197
DaVita HealthCare Partners, Inc. (a)	5,349	347,311
Envision Healthcare Holdings, Inc. (a)	1,303	43,077
ExamWorks Group, Inc. (a)	969	29,836
Express Scripts Holding Co. (a)	24,078	1,798,386
Gentiva Health Services, Inc. (a)	855	9,713
Healthways, Inc. (a)	1,026	15,708
IPC The Hospitalist Co., Inc. (a)	463	24,715
Laboratory Corp. of America Holdings (a)	2,663	239,217
Landauer, Inc.	285	13,158
LHC Group, Inc. (a)	456	10,461
MEDNAX, Inc. (a)	2,994	166,586
Omnicare, Inc.	3,068	191,627
Quest Diagnostics, Inc.	4,500	236,250
Team Health Holdings, Inc. (a)	2,052	88,564
The Providence Service Corp. (a)	339	8,946

		3,421,411

Health Care Distributors – 3.7%
AmerisourceBergen Corp.	6,825	458,776
Cardinal Health, Inc.	10,038	682,785
Henry Schein, Inc. (a)	2,556	293,659
McKesson Corp.	6,762	1,179,360
MWI Veterinary Supply, Inc. (a)	360	67,053

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	34

Common Stocks – continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES – continued
Health Care Distributors – continued
Owens & Minor, Inc.	1,881	$65,158
Patterson Cos., Inc.	2,457	98,182
PharMerica Corp. (a)	855	20,811

		2,865,784

Health Care Facilities – 2.0%
Acadia Healthcare Co., Inc. (a)	969	49,458
Amsurg Corp. (a)	969	40,456
Brookdale Senior Living, Inc. (a)	2,947	80,924
Capital Senior Living Corp. (a)	855	19,212
Community Health Systems, Inc. (a)	3,326	137,730
Community Health Systems, Inc. rights (a)	7,425	297
Emeritus Corp. (a)	1,197	26,394
Five Star Quality Care, Inc. (a)	1,311	7,119
Hanger, Inc. (a)	1,026	34,689
HCA Holdings, Inc. (a)	9,044	454,642
HealthSouth Corp.	2,565	79,823
Kindred Healthcare, Inc.	1,596	30,228
LifePoint Hospitals, Inc. (a)	1,418	75,168
Select Medical Holdings Corp.	1,254	13,543
Tenet Healthcare Corp. (a)	3,017	138,812
The Ensign Group, Inc.	570	23,894
Universal Health Services, Inc.	2,687	220,388
US Physical Therapy, Inc.	342	10,776
VCA Antech, Inc. (a)	2,622	83,747

		1,527,300

Managed Health Care – 6.8%
Aetna, Inc.	11,003	751,835
Centene Corp. (a)	1,619	98,111
Cigna Corp.	8,363	721,811
Health Net, Inc. (a)	2,337	76,864
Humana, Inc.	4,626	450,110
Magellan Health Services, Inc. (a)	798	47,744
Molina Healthcare, Inc. (a)	902	32,472
Triple-S Management Corp. Class B (a)	684	12,203
UnitedHealth Group, Inc.	30,070	2,173,460
Universal American Corp.	1,140	8,037
WellCare Health Plans, Inc. (a)	1,304	84,903
WellPoint, Inc.	8,840	760,240

		5,217,790

TOTAL HEALTH CARE PROVIDERS & SERVICES		13,032,285

HEALTH CARE TECHNOLOGY – 1.4%
Health Care Technology – 1.4%
Allscripts Healthcare Solutions, Inc. (a)	4,731	78,345
athenahealth, Inc. (a)	1,087	160,224
Cerner Corp. (a)	9,128	519,292
Computer Programs & Systems, Inc.	333	22,251
HealthStream, Inc. (a)	621	18,021
HMS Holdings Corp. (a)	2,622	60,385

	Shares	Value
MedAssets, Inc. (a)	1,653	$36,432
Medidata Solutions, Inc. (a)	1,430	90,233
Merge Healthcare, Inc. (a)	1,938	4,167
Omnicell, Inc. (a)	1,026	26,491
Quality Systems, Inc.	1,311	24,136
Vocera Communications, Inc. (a)	456	7,966

TOTAL HEALTH CARE TECHNOLOGY		1,047,943

LIFE SCIENCES TOOLS & SERVICES – 5.2%
Life Sciences Tools & Services – 5.2%
Affymetrix, Inc. (a)	1,995	18,733
Agilent Technologies, Inc.	9,782	568,823
Bio-Rad Laboratories, Inc. Class A (a)	589	74,874
Bruker Corp. (a)	2,736	55,678
Cambrex Corp. (a)	912	17,118
Charles River Laboratories International, Inc. (a)	1,451	82,025
Covance, Inc. (a)	1,653	156,308
Fluidigm Corp. (a)	684	30,862
Furiex Pharmaceuticals, Inc. (a)	171	7,928
Illumina, Inc. (a)	3,702	562,704
Life Technologies Corp. (a)	5,106	388,413
Luminex Corp. (a)	1,140	20,828
Mettler-Toledo International, Inc. (a)	894	220,192
PAREXEL International Corp. (a)	1,657	80,878
PerkinElmer, Inc.	3,306	144,142
Sequenom, Inc. (a)	3,420	7,763
Techne Corp.	1,037	94,232
Thermo Fisher Scientific, Inc.	10,664	1,227,853
Waters Corp. (a)	2,522	273,057

TOTAL LIFE SCIENCES TOOLS & SERVICES		4,032,411

PERSONAL PRODUCTS – 0.1%
Personal Products – 0.1%
Prestige Brands Holdings, Inc. (a)	1,530	46,298

PHARMACEUTICALS – 38.7%
Pharmaceuticals – 38.7%
AbbVie, Inc.	46,890	2,308,395
AcelRx Pharmaceuticals, Inc. (a)	740	8,451
Actavis PLC (a)	5,129	969,278
Akorn, Inc. (a)	2,166	49,168
Allergan, Inc.	8,775	1,005,615
Aratana Therapeutics, Inc. (a)	564	12,132
Auxilium Pharmaceuticals, Inc. (a)	1,368	34,993
AVANIR Pharmaceuticals, Inc. Class A (a)	4,332	16,245
Bristol-Myers Squibb Co.	48,690	2,433,039
Cadence Pharmaceuticals, Inc. (a)	1,653	18,150
Depomed, Inc. (a)	1,653	19,836
Eli Lilly & Co.	29,987	1,619,598
Endo Health Solutions, Inc. (a)	3,382	222,806

See accompanying notes which are an integral part of the financial statements.

35	Semiannual Report

Fidelity MSCI Health Care Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
PHARMACEUTICALS – continued
Pharmaceuticals – continued
Endocyte, Inc. (a)	798	$9,472
Forest Laboratories, Inc. (a)	7,146	473,780
Hi-Tech Pharmacal Co., Inc. (a)	342	14,795
Hospira, Inc. (a)	4,902	215,737
Impax Laboratories, Inc. (a)	1,938	44,845
Jazz Pharmaceuticals PLC (a)	1,467	222,485
Johnson & Johnson	83,347	7,373,709
Mallinckrodt PLC (a)	1,710	98,889
Merck & Co., Inc.	86,549	4,584,501
Mylan, Inc. (a)	11,284	512,407
Nektar Therapeutics (a)	3,687	50,143
Pacira Pharmaceuticals, Inc. (a)	853	58,456
Perrigo Co. PLC	3,952	615,168
Pfizer, Inc.	195,802	5,952,381
Questcor Pharmaceuticals, Inc.	1,767	118,407
Repros Therapeutics, Inc. (a)	684	12,825
Sagent Pharmaceuticals, Inc. (a)	399	7,553
Salix Pharmaceuticals Ltd. (a)	1,824	177,548
Sciclone Pharmaceuticals, Inc. (a)	1,368	6,430
Sucampo Pharmaceuticals, Inc. Class A (a)	399	3,296
The Medicines Co. (a)	1,850	64,306
Vivus, Inc. (a)	2,850	21,147

	Shares	Value
XenoPort, Inc. (a)	1,425	$8,194
Zoetis, Inc.	14,770	448,417

TOTAL PHARMACEUTICALS		29,812,597

TOTAL COMMON STOCKS (Cost $74,850,865)		76,832,782

Money Market Funds – 0.2%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $128,315)	128,315	128,315

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $74,979,180)		76,961,097

NET OTHER ASSETS (LIABILITIES) – 0.0%		21,239

NET ASSETS – 100%		$76,982,336

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuing inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Common Stocks	$76,832,782	$76,832,782	$—	$—
Money Market Funds	128,315	128,315	—	—

Total Investments in Securities:	$76,961,097	$76,961,097	$—	$—

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	36

Fidelity MSCI Industrials Index ETF

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
AEROSPACE & DEFENSE – 23.0%
Aerospace & Defense – 23.0%
AAR Corp.	897	$23,905
Aerovironment, Inc. (a)	429	12,793
Alliant Techsystems, Inc.	736	105,763
American Science & Engineering, Inc.	187	12,789
Astronics Corp. (a)	273	16,537
B/E Aerospace, Inc. (a)	2,338	185,801
Cubic Corp.	466	23,081
Curtiss-Wright Corp.	975	59,884
DigitalGlobe, Inc. (a)	1,365	52,116
Engility Holdings, Inc. (a)	390	14,941
Esterline Technologies Corp. (a)	708	72,889
Exelis, Inc.	4,290	84,041
GenCorp, Inc. (a)	1,131	19,250
General Dynamics Corp.	6,759	684,754
HEICO Corp.	465	24,747
Hexcel Corp. (a)	2,264	94,364
Honeywell International, Inc.	16,974	1,548,538
Huntington Ingalls Industries, Inc.	1,131	107,468
Kratos Defense & Security Solutions, Inc. (a)	1,040	7,519
L-3 Communications Holdings, Inc.	2,034	225,916
Lockheed Martin Corp.	6,208	936,849
Moog, Inc. Class A (a)	897	53,874
National Presto Industries, Inc.	117	8,903
Northrop Grumman Corp.	4,965	573,706
Orbital Sciences Corp. (a)	1,365	33,374
Precision Castparts Corp.	3,314	844,241
Raytheon Co.	7,338	697,624
Rockwell Collins, Inc.	2,924	220,937
Spirit Aerosystems Holdings, Inc. Class A (a)	2,769	93,897
Taser International, Inc. (a)	1,170	18,790
Teledyne Technologies, Inc. (a)	807	74,139
Textron, Inc.	6,398	227,129
The Boeing Co.	16,314	2,043,492
The KEYW Holding Corp. (a)	624	9,984
TransDigm Group, Inc.	1,135	189,579
Triumph Group, Inc.	1,177	80,530
United Technologies Corp.	19,850	2,263,297

TOTAL AEROSPACE & DEFENSE		11,747,441

AIR FREIGHT & LOGISTICS – 5.9%
Air Freight & Logistics – 5.9%
Air Transport Services Group, Inc. (a)	390	2,453
Atlas Air Worldwide Holdings, Inc. (a)	156	5,511
CH Robinson Worldwide, Inc.	3,630	212,500
Echo Global Logistics, Inc. (a)	312	6,331
Expeditors International of Washington, Inc.	4,716	192,696
FedEx Corp.	6,834	911,109

	Shares	Value
Forward Air Corp.	702	$31,267
Hub Group, Inc. Class A (a)	855	35,440
Park-Ohio Holdings Corp. (a)	195	9,321
United Parcel Service, Inc. Class B	16,427	1,564,343
UTi Worldwide, Inc.	2,379	37,255
XPO Logistics, Inc. (a)	1,042	25,967

TOTAL AIR FREIGHT & LOGISTICS		3,034,193

AIRLINES – 0.9%
Airlines – 0.9%
Alaska Air Group, Inc.	397	31,391
Allegiant Travel Co.	112	10,200
American Airlines Group, Inc. (a)	1,482	49,721
Delta Air Lines, Inc.	4,848	148,397
Hawaiian Holdings, Inc. (a)	312	3,170
Republic Airways Holdings, Inc. (a)	273	2,678
SkyWest, Inc.	312	4,059
Southwest Airlines Co.	4,018	84,177
Spirit Airlines, Inc. (a)	424	19,886
United Continental Holdings, Inc. (a)	2,067	94,751

TOTAL AIRLINES		448,430

BUILDING PRODUCTS – 2.0%
Building Products – 2.0%
AAON, Inc.	663	19,665
Allegion PLC (a)	2,218	109,458
American Woodmark Corp. (a)	234	8,216
AO Smith Corp.	1,794	84,713
Apogee Enterprises, Inc.	663	22,409
Armstrong World Industries, Inc. (a)	932	51,894
Builders FirstSource, Inc. (a)	1,131	9,104
Fortune Brands Home & Security, Inc.	3,783	170,462
Gibraltar Industries, Inc. (a)	663	11,841
Griffon Corp.	1,170	14,695
Insteel Industries, Inc.	390	7,266
Lennox International, Inc.	1,085	93,918
Masco Corp.	8,151	172,475
NCI Building Systems, Inc. (a)	545	10,050
Owens Corning (a)	2,574	98,198
PGT, Inc. (a)	898	9,591
Ply Gem Holdings, Inc. (a)	467	6,192
Quanex Building Products Corp.	858	16,259
Simpson Manufacturing Co., Inc.	936	30,514
Trex Co., Inc. (a)	351	24,686
Universal Forest Products, Inc.	468	24,593
USG Corp. (a)	712	21,787

TOTAL BUILDING PRODUCTS		1,017,986

COMMERCIAL SERVICES & SUPPLIES – 5.9%
Commercial Printing – 0.4%
Consolidated Graphics, Inc. (a)	195	12,644
Deluxe Corp.	1,131	54,910

See accompanying notes which are an integral part of the financial statements.

37	Semiannual Report

Fidelity MSCI Industrials Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES – continued
Commercial Printing – continued
Ennis, Inc.	624	$9,029
InnerWorkings, Inc. (a)	752	5,670
Multi-Color Corp.	309	11,112
Quad/Graphics, Inc.	507	11,625
RR Donnelley & Sons Co.	4,134	76,355

		181,345

Diversified Support Services – 1.1%
Cintas Corp.	2,379	135,770
Copart, Inc. (a)	2,574	88,237
EnerNOC, Inc. (a)	546	12,230
G&K Services, Inc. Class A	436	24,368
Healthcare Services Group, Inc.	1,523	41,319
Iron Mountain, Inc.	3,276	86,519
KAR Auction Services, Inc.	3,163	87,995
McGrath RentCorp	546	19,995
Mobile Mini, Inc. (a)	897	34,687
Performant Financial Corp. (a)	663	5,655
UniFirst Corp.	351	37,136
Viad Corp.	429	11,278

		585,189

Environmental & Facilities Services – 2.5%
ABM Industries, Inc.	1,053	28,073
Clean Harbors, Inc. (a)	1,294	72,568
Covanta Holding Corp.	2,691	48,438
Republic Services, Inc.	6,582	210,821
Rollins, Inc.	1,518	43,749
SP Plus Corp. (a)	351	8,866
Stericycle, Inc. (a)	1,953	228,618
Team, Inc. (a)	464	19,641
Tetra Tech, Inc. (a)	1,482	43,734
US Ecology, Inc.	463	16,557
Waste Connections, Inc.	2,688	109,885
Waste Management, Inc.	10,137	423,524

		1,254,474

Office Services & Supplies – 0.7%
ACCO Brands Corp. (a)	2,613	15,181
Herman Miller, Inc.	1,365	38,261
HNI Corp.	1,051	36,060
Interface, Inc.	1,521	31,865
Kimball International, Inc. Class B	663	9,859
Knoll, Inc.	1,092	18,127
Mine Safety Appliances Co.	707	35,619
Pitney Bowes, Inc.	4,602	115,878
Steelcase, Inc. Class A	2,028	29,953
United Stationers, Inc.	862	35,713
West Corp.	582	13,456

		379,972

	Shares	Value
Security & Alarm Services – 1.2%
The ADT Corp.	4,561	$137,012
The Brink’s Co.	1,092	34,551
Tyco International Ltd.	10,534	426,522

		598,085

TOTAL COMMERCIAL SERVICES & SUPPLIES		2,999,065

CONSTRUCTION & ENGINEERING – 2.7%
Construction & Engineering – 2.7%
AECOM Technology Corp. (a)	2,065	59,204
Aegion Corp. (a)	897	18,406
Ameresco, Inc. Class A (a)	429	4,230
Chicago Bridge & Iron Co. N.V.	2,188	164,078
Comfort Systems USA, Inc.	858	14,620
Dycom Industries, Inc. (a)	783	21,791
EMCOR Group, Inc.	1,521	64,658
Fluor Corp.	3,712	281,964
Foster Wheeler AG (a)	2,228	66,795
Furmanite Corp. (a)	858	10,021
Granite Construction, Inc.	858	28,563
Great Lakes Dredge & Dock Corp. (a)	1,287	9,691
Jacobs Engineering Group, Inc. (a)	3,004	182,373
KBR, Inc.	3,391	106,138
Layne Christensen Co. (a)	429	7,276
MasTec, Inc. (a)	1,326	47,656
MYR Group, Inc. (a)	468	11,733
Northwest Pipe Co. (a)	232	8,139
Orion Marine Group, Inc. (a)	624	6,989
Pike Electric Corp. (a)	546	5,755
Primoris Services Corp.	780	24,781
Quanta Services, Inc. (a)	4,797	149,522
Tutor Perini Corp. (a)	898	20,295
URS Corp.	1,712	85,942

TOTAL CONSTRUCTION & ENGINEERING		1,400,620

ELECTRICAL EQUIPMENT – 7.5%
Electrical Components & Equipment – 7.2%
Acuity Brands, Inc.	975	123,864
AMETEK, Inc.	5,543	273,935
Brady Corp. Class A	1,092	29,877
Eaton Corp. PLC	10,796	789,080
Emerson Electric Co.	16,268	1,072,712
Encore Wire Corp.	434	22,173
EnerSys, Inc.	1,089	74,117
Enphase Energy, Inc. (a)	351	2,597
Franklin Electric Co., Inc.	933	37,171
Generac Holdings, Inc.	1,560	75,083
General Cable Corp.	1,131	32,267
GrafTech International Ltd. (a)	2,769	28,382
Hubbell, Inc. Class B	1,176	137,275
II-VI, Inc. (a)	1,209	18,461

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	38

Common Stocks – continued
	Shares	Value
ELECTRICAL EQUIPMENT – continued
Electrical Components & Equipment – continued
Polypore International, Inc. (a)	1,016	$33,680
Powell Industries, Inc. (a)	226	13,879
Preformed Line Products Co.	70	4,724
Regal-Beloit Corp.	975	72,238
Rockwell Automation, Inc.	3,160	362,894
Roper Industries, Inc.	2,262	310,437
Sensata Technologies Holding N.V. (a)	3,345	125,237
SolarCity Corp. (a)	625	46,306
Thermon Group Holdings, Inc. (a)	624	16,898
Vicor Corp. (a)	429	4,432

		3,707,719

Heavy Electrical Equipment – 0.3%
AZZ, Inc.	585	24,459
Capstone Turbine Corp. (a)	7,059	11,435
Power Solutions International, Inc. (a)	109	7,250
The Babcock & Wilcox Co.	2,532	86,797

		129,941

TOTAL ELECTRICAL EQUIPMENT		3,837,660

INDUSTRIAL CONGLOMERATES – 17.3%
Industrial Conglomerates – 17.3%
3M Co.	14,784	1,895,161
Carlisle Cos., Inc.	1,450	108,069
Danaher Corp.	13,461	1,001,364
General Electric Co.	231,896	5,827,546
Raven Industries, Inc.	813	30,447

TOTAL INDUSTRIAL CONGLOMERATES		8,862,587

MACHINERY – 18.9%
Construction & Farm Machinery & Heavy Trucks – 8.4%
AGCO Corp.	2,223	118,553
Alamo Group, Inc.	156	7,834
American Railcar Industries, Inc.	231	11,300
Astec Industries, Inc.	463	17,224
Caterpillar, Inc.	14,746	1,384,797
Commercial Vehicle Group, Inc. (a)	585	4,680
Cummins, Inc.	4,051	514,396
Deere & Co.	8,275	711,319
Douglas Dynamics, Inc.	507	7,362
Federal Signal Corp. (a)	1,443	17,778
FreightCar America, Inc.	273	6,274
Greenbrier Cos., Inc. (a)	585	21,464
Joy Global, Inc.	2,418	127,646
Lindsay Corp.	305	25,925
Meritor, Inc. (a)	2,223	24,408
Navistar International Corp. (a)	1,287	39,665
Oshkosh Corp. (a)	1,794	97,127
PACCAR, Inc.	8,073	452,088
Terex Corp. (a)	2,535	103,935

	Shares	Value
The Manitowoc Co., Inc.	2,886	$82,107
The Toro Co.	1,323	83,825
Titan International, Inc.	1,092	18,302
Trinity Industries, Inc.	1,794	104,465
Twin Disc, Inc.	195	4,596
Wabash National Corp. (a)	1,560	21,388
WABCO Holdings, Inc. (a)	1,437	123,898
Wabtec Corp.	2,187	161,422

		4,293,778

Industrial Machinery – 10.5%
Actuant Corp. Class A	1,599	54,718
Albany International Corp. Class A	624	21,572
Altra Industrial Motion Corp.	624	19,569
Barnes Group, Inc.	1,014	37,964
Blount International, Inc. (a)	1,131	14,499
Briggs & Stratton Corp.	1,092	23,008
Chart Industries, Inc. (a)	692	59,124
CIRCOR International, Inc.	358	25,783
CLARCOR, Inc.	1,140	63,179
Colfax Corp. (a)	1,750	105,438
Columbus McKinnon Corp. (a)	429	10,605
Crane Co.	1,061	67,013
Donaldson Co., Inc.	3,161	130,423
Dover Corp.	3,896	337,238
Dynamic Materials Corp.	312	6,811
EnPro Industries, Inc. (a)	468	33,949
ESCO Technologies, Inc.	622	21,708
Flowserve Corp.	3,201	231,528
Global Brass & Copper Holdings, Inc.	315	5,446
Graco, Inc.	1,404	97,564
Harsco Corp.	1,833	46,540
Hyster-Yale Materials Handling, Inc.	227	19,468
IDEX Corp.	1,872	134,803
Illinois Tool Works, Inc.	9,683	763,698
Ingersoll-Rand PLC	6,634	390,013
ITT Corp.	2,067	84,644
John Bean Technologies Corp.	663	20,467
Kadant, Inc.	270	9,696
Kennametal, Inc.	1,680	72,811
LB Foster Co. Class A	234	10,076
Lincoln Electric Holdings, Inc.	1,787	123,660
Mueller Industries, Inc.	631	39,273
Mueller Water Products, Inc. Class A	3,627	31,482
Nordson Corp.	1,326	91,918
Pall Corp.	2,542	203,614
Parker Hannifin Corp.	3,398	385,231
Pentair Ltd.	4,531	336,789
Proto Labs, Inc. (a)	351	27,855
RBC Bearings, Inc. (a)	538	34,884
Rexnord Corp. (a)	1,265	32,865
Snap-on, Inc.	1,326	132,799
SPX Corp.	933	92,899

See accompanying notes which are an integral part of the financial statements.

39	Semiannual Report

Fidelity MSCI Industrials Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
MACHINERY – continued
Industrial Machinery – continued
Standex International Corp.	280	$15,926
Stanley Black & Decker, Inc.	3,469	268,501
Sun Hydraulics Corp.	461	16,850
Tennant Co.	391	25,075
The ExOne Co. (a)	234	11,012
The Middleby Corp. (a)	432	106,523
Timken Co.	1,836	103,422
Trimas Corp. (a)	1,014	35,287
Valmont Industries, Inc.	550	80,509
Watts Water Technologies, Inc. Class A	624	34,956
Woodward, Inc.	1,404	60,161
Xylem, Inc.	4,204	140,245

		5,351,091

TOTAL MACHINERY		9,644,869

MARINE – 0.2%
Marine – 0.2%
Kirby Corp. (a)	1,170	116,754
Matson, Inc.	234	5,600

TOTAL MARINE		122,354

PROFESSIONAL SERVICES – 3.7%
Human Resource & Employment Services – 1.3%
Barrett Business Services, Inc.	156	12,232
CDI Corp.	351	6,009
Heidrick & Struggles International, Inc.	390	6,505
Insperity, Inc.	507	16,741
Kelly Services, Inc. Class A	709	17,002
Kforce, Inc.	624	11,313
Korn/Ferry International (a)	1,131	26,533
Manpowergroup, Inc.	1,791	139,519
On Assignment, Inc. (a)	1,053	31,253
Robert Half International, Inc.	3,161	132,067
Towers Watson & Co. Class A	1,487	173,860
TrueBlue, Inc. (a)	941	23,083
WageWorks, Inc. (a)	702	43,657

		639,774

Research & Consulting Services – 2.4%
Acacia Research Corp.	1,131	15,630
CBIZ, Inc. (a)	1,014	8,720
Equifax, Inc.	2,769	193,996
Exponent, Inc.	305	22,027
FTI Consulting, Inc. (a)	936	34,698
Huron Consulting Group, Inc. (a)	543	35,968
ICF International, Inc. (a)	466	15,686
IHS, Inc. Class A (a)	1,456	165,125
Mistras Group, Inc. (a)	390	9,110
Navigant Consulting, Inc. (a)	1,164	20,452
Nielsen Holdings N.V.	6,043	255,559

	Shares	Value
Resources Connection, Inc.	936	$12,617
RPX Corp. (a)	663	10,754
The Advisory Board Co. (a)	819	51,851
The Corporate Executive Board Co.	773	56,506
The Dun & Bradstreet Corp.	892	98,120
Verisk Analytics, Inc. Class A (a)	3,437	219,487

		1,226,306

TOTAL PROFESSIONAL SERVICES		1,866,080

ROAD & RAIL – 8.8%
Railroads – 6.8%
CSX Corp.	23,175	623,639
Genesee & Wyoming, Inc. Class A (a)	1,175	106,150
Kansas City Southern	2,505	264,503
Norfolk Southern Corp.	7,102	657,574
Union Pacific Corp.	10,565	1,840,846

		3,492,712

Trucking – 2.0%
AMERCO	184	40,982
Arkansas Best Corp.	546	18,722
Avis Budget Group, Inc. (a)	2,457	92,653
Celadon Group, Inc.	507	10,535
Con-way, Inc.	1,287	49,511
Heartland Express, Inc.	1,092	22,998
Hertz Global Holdings, Inc. (a)	9,116	237,198
JB Hunt Transport Services, Inc.	2,117	158,881
Knight Transportation, Inc.	1,365	29,143
Landstar System, Inc.	1,051	60,369
Marten Transport Ltd.	585	11,156
Old Dominion Freight Line, Inc. (a)	1,482	80,384
Quality Distribution, Inc. (a)	585	8,044
Roadrunner Transportation Systems, Inc. (a)	585	15,356
Ryder System, Inc.	1,203	85,642
Saia, Inc. (a)	546	18,378
Swift Transportation Co. (a)	1,911	41,660
Universal Truckload Services, Inc.	153	4,439
Werner Enterprises, Inc.	1,014	26,425

		1,012,476

TOTAL ROAD & RAIL		4,505,188

TRADING COMPANIES & DISTRIBUTORS – 2.9%
Trading Companies & Distributors – 2.9%
Aceto Corp.	628	13,389
Air Lease Corp.	2,217	69,791
Aircastle Ltd.	1,560	29,468
Applied Industrial Technologies, Inc.	858	43,363
Beacon Roofing Supply, Inc. (a)	1,128	42,627
CAI International, Inc. (a)	390	8,069
DXP Enterprises, Inc. (a)	233	22,377
Fastenal Co.	6,435	282,690
GATX Corp.	1,012	58,595

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	40

Common Stocks – continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS – continued
Trading Companies & Distributors – continued
H&E Equipment Services, Inc. (a)	699	$21,166
HD Supply Holdings, Inc. (a)	1,552	33,321
Houston Wire & Cable Co.	390	5,160
Kaman Corp.	546	21,163
MRC Global, Inc. (a)	2,333	65,137
MSC Industrial Direct Co., Inc. Class A	1,128	94,775
Rush Enterprises, Inc. Class A (a)	663	18,325
TAL International Group, Inc.	780	33,563
Titan Machinery, Inc. (a)	429	6,993
United Rentals, Inc. (a)	2,137	172,969
Watsco, Inc.	585	55,353
WESCO International, Inc. (a)	1,014	84,121
WW Grainger, Inc.	1,353	317,252

TOTAL TRADING COMPANIES & DISTRIBUTORS		1,499,667

TRANSPORTATION INFRASTRUCTURE – 0.2%
Airport Services – 0.2%
Macquarie Infrastructure Co. LLC	1,131	62,488
Wesco Aircraft Holdings, Inc. (a)	1,404	31,379

TOTAL TRANSPORTATION INFRASTRUCTURE		93,867

TOTAL COMMON STOCKS (Cost $50,952,478)		51,080,007

Money Market Funds – 0.1%
	Shares	Value
SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $60,387)	60,387	$60,387

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $51,012,865)		51,140,394

NET OTHER ASSETS (LIABILITIES) – 0.0%		197

NET ASSETS – 100%		$51,140,591

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuing inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$51,080,007	$51,080,007	$—	$—
Money Market Funds	60,387	60,387	—	—

Total Investments in Securities:	$51,140,394	$51,140,394	$—	$—

See accompanying notes which are an integral part of the financial statements.

41	Semiannual Report

Fidelity MSCI Information Technology Index ETF

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT – 9.1%
Communications Equipment – 9.1%
ADTRAN, Inc.	1,100	$27,929
Anaren, Inc. (a)	220	6,149
ARRIS Group, Inc. (a)	2,750	71,225
Aruba Networks, Inc. (a)	2,145	42,278
Black Box Corp.	330	9,045
Brocade Communications Systems, Inc. (a)	8,360	78,083
CalAmp Corp. (a)	664	19,575
Calix, Inc. (a)	715	5,670
Ciena Corp. (a)	2,035	47,477
Cisco Systems, Inc.	106,764	2,339,199
Comtech Telecommunications Corp.	330	10,039
Digi International, Inc. (a)	550	5,665
EchoStar Corp. Class A (a)	836	39,317
Emulex Corp. (a)	1,815	13,358
Extreme Networks, Inc. (a)	1,595	11,675
F5 Networks, Inc. (a)	1,549	165,743
Finisar Corp. (a)	1,927	45,689
Harmonic, Inc. (a)	2,035	13,350
Harris Corp.	2,149	149,012
Infinera Corp. (a)	2,310	20,143
InterDigital, Inc.	825	23,719
Ixia (a)	990	12,662
JDS Uniphase Corp. (a)	4,780	63,526
Juniper Networks, Inc. (a)	10,171	270,650
Motorola Solutions, Inc.	4,789	305,538
NETGEAR, Inc. (a)	763	24,347
Oplink Communications, Inc. (a)	385	6,518
Palo Alto Networks, Inc. (a)	440	26,158
Parkervision, Inc. (a)	1,756	8,060
Plantronics, Inc.	880	37,778
Polycom, Inc. (a)	2,856	34,072
Procera Networks, Inc. (a)	440	5,086
QUALCOMM, Inc.	34,270	2,543,520
Riverbed Technology, Inc. (a)	3,142	61,960
Ruckus Wireless, Inc. (a)	1,156	15,525
ShoreTel, Inc. (a)	1,100	8,470
Sonus Networks, Inc. (a)	4,235	12,705
Ubiquiti Networks, Inc. (a)	439	18,087
ViaSat, Inc. (a)	872	51,893

TOTAL COMMUNICATIONS EQUIPMENT		6,650,895

COMPUTERS & PERIPHERALS – 17.9%
Computer Hardware – 14.5%
3D Systems Corp. (a)	1,932	150,174
Apple, Inc.	18,150	9,085,890
Avid Technology, Inc. (a)	660	4,580
Cray, Inc. (a)	770	22,707
Diebold, Inc.	1,210	40,644
Hewlett-Packard Co.	38,563	1,118,327
NCR Corp. (a)	3,346	117,746

	Shares	Value
Silicon Graphics International Corp. (a)	605	$7,871
Super Micro Computer, Inc. (a)	660	13,570

		10,561,509

Computer Storage & Peripherals – 3.4%
Electronics For Imaging, Inc. (a)	935	39,616
EMC Corp.	41,534	1,006,784
Fusion-io, Inc. (a)	1,485	16,335
Immersion Corp. (a)	556	6,505
Lexmark International, Inc. Class A	1,265	49,575
NetApp, Inc.	6,817	288,632
QLogic Corp. (a)	1,760	20,363
Quantum Corp. (a)	4,895	6,119
SanDisk Corp.	4,829	335,857
Seagate Technology PLC	6,433	340,049
Western Digital Corp.	4,281	368,894

		2,478,729

TOTAL COMPUTERS & PERIPHERALS		13,040,238

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 4.2%
Electronic Components – 1.4%
Aeroflex Holding Corp. (a)	385	2,653
Amphenol Corp. Class A	3,190	277,147
AVX Corp.	990	12,791
Belden, Inc.	880	56,945
Corning, Inc.	29,207	502,652
Dolby Laboratories, Inc. Class A (a)	935	38,326
DTS, Inc. (a)	385	7,981
InvenSense, Inc. (a)	770	15,161
Littelfuse, Inc.	446	39,917
Rogers Corp. (a)	339	20,577
Universal Display Corp. (a)	818	26,569
Vishay Intertechnology, Inc. (a)	2,640	35,851

		1,036,570

Electronic Equipment & Instruments – 0.7%
Badger Meter, Inc.	275	14,008
Checkpoint Systems, Inc. (a)	825	11,006
Cognex Corp.	1,650	65,092
Coherent, Inc. (a)	495	33,086
Daktronics, Inc.	715	10,446
Electro Scientific Industries, Inc.	605	6,558
FARO Technologies, Inc. (a)	340	17,585
FEI Co.	828	77,600
FLIR Systems, Inc.	2,855	90,561
GSI Group, Inc. (a)	605	6,528
Itron, Inc. (a)	769	31,052
MTS Systems Corp.	330	23,209
National Instruments Corp.	2,029	58,841
Newport Corp. (a)	770	13,968
OSI Systems, Inc. (a)	385	22,303
RealD, Inc. (a)	935	8,368

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	42

Common Stocks – continued
	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – continued
Electronic Equipment & Instruments – continued
Rofin-Sinar Technologies, Inc. (a)	550	$12,705
Vishay Precision Group, Inc. (a)	275	3,916

		506,832

Electronic Manufacturing Services – 1.4%
Benchmark Electronics, Inc. (a)	1,100	25,003
CTS Corp.	605	11,307
Fabrinet (a)	550	10,159
Flextronics International Ltd. (a)	12,211	99,520
IPG Photonics Corp. (a)	667	44,602
Jabil Circuit, Inc.	3,630	65,231
Kemet Corp. (a)	935	5,161
Measurement Specialties, Inc. (a)	323	17,820
Mercury Systems, Inc. (a)	660	7,062
Methode Electronics, Inc.	715	24,067
Multi-Fineline Electronix, Inc. (a)	220	3,036
Park Electrochemical Corp.	385	11,615
Plexus Corp. (a)	663	25,923
Sanmina Corp. (a)	1,650	27,588
TE Connectivity Ltd.	8,260	466,773
Trimble Navigation Ltd. (a)	5,117	165,433
TTM Technologies, Inc. (a)	1,100	8,811
Zygo Corp. (a)	275	3,858

		1,022,969

Technology Distributors – 0.7%
Agilysys, Inc. (a)	379	4,965
Anixter International, Inc. (a)	550	48,246
Arrow Electronics, Inc. (a)	2,028	104,199
Avnet, Inc.	2,747	112,819
Electro Rent Corp.	385	6,476
Ingram Micro, Inc. Class A (a)	3,079	77,036
Insight Enterprises, Inc. (a)	880	18,568
PC Connection, Inc.	165	3,376
ScanSource, Inc. (a)	594	22,299
SYNNEX Corp. (a)	558	31,332
Tech Data Corp. (a)	770	41,518

		470,834

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		3,037,205

INTERNET SOFTWARE & SERVICES – 17.8%
Internet Software & Services – 17.8%
Akamai Technologies, Inc. (a)	3,570	170,218
Angie’s List, Inc. (a)	660	11,840
AOL, Inc. (a)	1,540	70,963
Bankrate, Inc. (a)	825	13,687
Bazaarvoice, Inc. (a)	715	5,184
Blucora, Inc. (a)	770	19,720
Brightcove, Inc. (a)	499	5,359
Carbonite, Inc. (a)	225	2,275

	Shares	Value
ChannelAdvisor Corp. (a)	222	$9,628
comScore, Inc. (a)	660	18,091
Constant Contact, Inc. (a)	605	16,341
Conversant, Inc.	1,430	30,745
Cornerstone OnDemand, Inc. (a)	715	40,791
CoStar Group, Inc. (a)	559	96,170
Dealertrack Technologies, Inc. (a)	880	41,052
Demand Media, Inc. (a)	660	3,808
Demandware, Inc. (a)	442	28,147
Dice Holdings, Inc. (a)	825	5,775
Digital River, Inc. (a)	660	11,603
E2open, Inc. (a)	165	3,952
EarthLink Holdings Corp.	2,090	9,071
eBay, Inc. (a)	23,266	1,237,751
Envestnet, Inc. (a)	596	25,479
Equinix, Inc. (a)	990	183,348
Facebook, Inc. Class A (a)	34,489	2,157,977
Google, Inc. Class A (a)	5,475	6,465,811
IAC/InterActiveCorp	1,540	107,862
Internap Network Services Corp. (a)	990	8,068
IntraLinks Holdings, Inc. (a)	715	7,565
j2 Global, Inc.	814	36,915
LinkedIn Corp. Class A (a)	1,980	426,116
Liquidity Services, Inc. (a)	495	11,766
LivePerson, Inc. (a)	990	13,692
LogMeIn, Inc. (a)	440	14,942
Marin Software, Inc. (a)	328	3,237
Marketo, Inc. (a)	272	11,136
MercadoLibre, Inc.	665	64,166
Millennial Media, Inc. (a)	550	4,367
Monster Worldwide, Inc. (a)	2,365	14,474
Move, Inc. (a)	660	9,332
NIC, Inc.	1,264	27,479
OpenTable, Inc. (a)	440	33,123
Pandora Media, Inc. (a)	2,855	102,980
Perficient, Inc. (a)	660	13,550
QuinStreet, Inc. (a)	550	4,548
Rackspace Hosting, Inc. (a)	2,359	85,891
RealNetworks, Inc. (a)	495	3,604
Responsys, Inc. (a)	770	20,798
SciQuest, Inc. (a)	440	11,634
Shutterstock, Inc. (a)	227	18,298
SPS Commerce, Inc. (a)	327	21,131
Stamps.com, Inc. (a)	275	10,851
Textura Corp. (a)	218	6,854
Travelzoo, Inc. (a)	154	3,431
Trulia, Inc. (a)	605	20,891
VeriSign, Inc. (a)	2,862	168,142
VistaPrint N.V. (a)	605	29,572
Vocus, Inc. (a)	440	5,377
Web.com Group, Inc. (a)	820	27,716
WebMD Health Corp. (a)	715	34,248

See accompanying notes which are an integral part of the financial statements.

43	Semiannual Report

Fidelity MSCI Information Technology Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
INTERNET SOFTWARE & SERVICES – continued
Internet Software & Services – continued
XO Group, Inc. (a)	495	$6,004
Xoom Corp. (a)	385	10,545
Yahoo!, Inc. (a)	19,367	697,599
Yelp, Inc. (a)	1,160	88,102
Zillow, Inc. Class A (a)	557	45,730

TOTAL INTERNET SOFTWARE & SERVICES		12,916,522

IT SERVICES – 18.0%
Data Processing & Outsourced Services – 9.9%
Alliance Data Systems Corp. (a)	983	235,586
Automatic Data Processing, Inc.	9,635	738,041
Broadridge Financial Solutions, Inc.	2,367	85,898
Cardtronics, Inc. (a)	924	35,592
Cass Information Systems, Inc.	177	9,579
Computer Sciences Corp.	2,972	179,539
Convergys Corp.	2,090	42,573
CoreLogic, Inc. (a)	1,752	55,801
CSG Systems International, Inc.	660	19,774
DST Systems, Inc.	605	55,055
Euronet Worldwide, Inc. (a)	891	38,188
EVERTEC, Inc.	1,316	31,755
ExlService Holdings, Inc. (a)	605	15,216
Fidelity National Information Services, Inc.	5,840	296,088
Fiserv, Inc. (a)	5,213	292,189
FleetCor Technologies, Inc. (a)	1,383	147,041
Global Cash Access Holdings, Inc. (a)	1,320	11,194
Global Payments, Inc.	1,496	98,871
Heartland Payment Systems, Inc.	721	31,082
Higher One Holdings, Inc. (a)	550	4,268
Jack Henry & Associates, Inc.	1,705	95,105
Mastercard, Inc. Class A	20,870	1,579,442
MAXIMUS, Inc.	1,375	58,259
MoneyGram International, Inc. (a)	495	9,157
Paychex, Inc.	6,555	274,130
Sykes Enterprises, Inc. (a)	825	17,292
Syntel, Inc.	337	28,392
TeleTech Holdings, Inc. (a)	495	10,801
The Western Union Co.	11,055	170,247
Total System Services, Inc.	3,407	101,801
Vantiv, Inc. Class A (a)	2,471	74,970
VeriFone Systems, Inc. (a)	2,197	63,735
Visa, Inc. Class A	10,282	2,215,051
WEX, Inc. (a)	759	62,511

		7,184,223

IT Consulting & Other Services – 8.1%
Accenture PLC Class A	12,875	1,028,455
Acxiom Corp. (a)	1,485	53,401
Booz Allen Hamilton Holding Corp.	1,149	21,004
CACI International, Inc. Class A (a)	448	33,161

	Shares	Value
CIBER, Inc. (a)	1,430	$5,548
Cognizant Technology Solutions Corp. Class A (a)	6,039	585,300
Computer Task Group, Inc.	330	5,333
EPAM Systems, Inc. (a)	275	11,247
Forrester Research, Inc.	220	8,259
Gartner, Inc. (a)	1,870	131,517
iGATE Corp. (a)	660	22,275
International Business Machines Corp.	20,791	3,673,354
Leidos Holdings, Inc.	1,480	67,103
Lionbridge Technologies, Inc. (a)	1,210	6,655
ManTech International Corp. Class A	495	14,404
Sapient Corp. (a)	2,263	36,276
Science Applications International Corp.	825	30,533
ServiceSource International, Inc. (a)	990	7,900
Teradata Corp. (a)	3,290	135,285
Unisys Corp. (a)	880	30,158
Virtusa Corp. (a)	385	13,198

		5,920,366

TOTAL IT SERVICES		13,104,589

OFFICE ELECTRONICS – 0.4%
Office Electronics – 0.4%
Xerox Corp.	23,379	253,662
Zebra Technologies Corp. Class A (a)	1,040	57,159

TOTAL OFFICE ELECTRONICS		310,821

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 12.0%
Semiconductor Equipment – 1.7%
Advanced Energy Industries, Inc. (a)	770	21,021
Amkor Technology, Inc. (a)	1,753	9,291
Applied Materials, Inc.	24,031	404,201
ATMI, Inc. (a)	660	18,269
Brooks Automation, Inc.	1,320	13,398
Cabot Microelectronics Corp. (a)	492	19,837
Cohu, Inc.	495	5,128
Entegris, Inc. (a)	2,750	28,930
FormFactor, Inc. (a)	1,100	7,084
GT Advanced Technologies, Inc. (a)	2,640	27,113
KLA-Tencor Corp.	3,309	203,404
Kulicke & Soffa Industries, Inc. (a)	1,485	17,285
Lam Research Corp. (a)	3,249	164,432
LTX-Credence Corp. (a)	990	8,465
MKS Instruments, Inc.	1,095	32,992
Nanometrics, Inc. (a)	440	7,454
PDF Solutions, Inc. (a)	495	11,732
Photronics, Inc. (a)	1,210	10,043
Rudolph Technologies, Inc. (a)	605	6,649
SunEdison, Inc. (a)	4,950	68,855
Teradyne, Inc. (a)	3,857	72,550
Tessera Technologies, Inc.	1,104	21,914

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	44

Common Stocks – continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – continued
Semiconductor Equipment – continued
Ultratech, Inc. (a)	550	$13,915
Veeco Instruments, Inc. (a)	770	29,268

		1,223,230

Semiconductors – 10.3%
Advanced Micro Devices, Inc. (a)	12,372	42,436
Altera Corp.	6,379	213,250
Ambarella, Inc. (a)	275	8,808
Analog Devices, Inc.	6,210	299,757
Applied Micro Circuits Corp. (a)	1,480	14,948
Atmel Corp. (a)	8,525	71,269
Avago Technologies Ltd.	4,942	270,031
Broadcom Corp. Class A	10,608	315,694
Cavium, Inc. (a)	1,045	38,843
Ceva, Inc. (a)	440	7,652
Cirrus Logic, Inc. (a)	1,265	22,150
Cree, Inc. (a)	2,412	145,733
Cypress Semiconductor Corp.	2,805	28,162
Diodes, Inc. (a)	770	17,641
Entropic Communications, Inc. (a)	1,705	7,110
Exar Corp. (a)	770	8,478
Fairchild Semiconductor International, Inc. (a)	2,530	32,283
First Solar, Inc. (a)	1,477	74,707
Freescale Semiconductor Ltd. (a)	1,265	22,934
Hittite Microwave Corp. (a)	652	37,392
Inphi Corp. (a)	440	5,051
Integrated Device Technology, Inc. (a)	3,029	29,230
Integrated Silicon Solution, Inc. (a)	550	6,473
Intel Corp.	99,545	2,442,834
Intermolecular, Inc. (a)	385	1,552
International Rectifier Corp. (a)	1,428	37,142
Intersil Corp. Class A	2,530	28,690
IXYS Corp.	495	6,282
Kopin Corp. (a)	1,265	4,858
Lattice Semiconductor Corp. (a)	2,310	13,352
Linear Technology Corp.	4,672	208,091
LSI Corp.	10,890	120,117
M/A-COM Technology Solutions Holdings, Inc. (a)	220	3,740
Magnachip Semiconductor Corp. (a)	550	8,695
Marvell Technology Group Ltd.	7,865	117,424
Maxim Integrated Products, Inc.	5,721	173,117
MaxLinear, Inc. Class A (a)	440	4,514
Mellanox Technologies Ltd. (a)	770	28,698
Micrel, Inc.	990	9,880
Microchip Technology, Inc.	3,957	177,511
Micron Technology, Inc. (a)	20,784	478,863
Microsemi Corp. (a)	1,870	43,833
Monolithic Power Systems, Inc. (a)	708	23,145
NVE Corp. (a)	110	6,332

	Shares	Value
NVIDIA Corp.	11,551	$181,351
OmniVision Technologies, Inc. (a)	1,100	16,929
ON Semiconductor Corp. (a)	8,965	74,947
Peregrine Semiconductor Corp. (a)	385	2,529
PMC-Sierra, Inc. (a)	4,070	26,658
Power Integrations, Inc.	605	35,834
Rambus, Inc. (a)	2,145	19,112
RF Micro Devices, Inc. (a)	5,610	29,901
Semtech Corp. (a)	1,370	31,250
Silicon Image, Inc. (a)	1,540	8,609
Silicon Laboratories, Inc. (a)	825	38,973
Skyworks Solutions, Inc. (a)	3,795	114,799
Spansion, Inc. Class A (a)	1,155	17,325
SunPower Corp. (a)	874	28,283
Supertex, Inc. (a)	220	5,874
Synaptics, Inc. (a)	662	38,634
Texas Instruments, Inc.	22,011	933,266
TriQuint Semiconductor, Inc. (a)	3,245	26,933
Xilinx, Inc.	5,328	247,326

		7,537,235

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		8,760,465

SOFTWARE – 20.5%
Application Software – 6.2%
Accelrys, Inc. (a)	1,100	13,838
ACI Worldwide, Inc. (a)	818	49,579
Actuate Corp. (a)	935	7,106
Adobe Systems, Inc. (a)	9,519	563,430
Advent Software, Inc.	989	32,499
ANSYS, Inc. (a)	1,862	146,223
Aspen Technology, Inc. (a)	1,870	85,216
Autodesk, Inc. (a)	4,455	228,319
Blackbaud, Inc.	935	32,220
Bottomline Technologies de, Inc. (a)	770	26,657
BroadSoft, Inc. (a)	539	16,499
Cadence Design Systems, Inc. (a)	5,711	80,639
Callidus Software, Inc. (a)	717	10,518
Citrix Systems, Inc. (a)	3,745	202,492
Compuware Corp.	4,345	44,058
Concur Technologies, Inc. (a)	946	114,788
Ebix, Inc.	715	9,710
Ellie Mae, Inc. (a)	495	12,919
Epiq Systems, Inc.	605	8,688
FactSet Research Systems, Inc.	825	87,260
Fair Isaac Corp.	715	38,867
Guidance Software, Inc. (a)	330	3,561
Guidewire Software, Inc. (a)	1,104	52,120
Informatica Corp. (a)	2,190	88,388
Interactive Intelligence Group, Inc. (a)	330	25,060
Intuit, Inc.	5,655	414,229
Jive Software, Inc. (a)	495	4,579

See accompanying notes which are an integral part of the financial statements.

45	Semiannual Report

Fidelity MSCI Information Technology Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Application Software – continued
Manhattan Associates, Inc. (a)	1,540	$51,929
Mentor Graphics Corp.	1,925	40,040
MicroStrategy, Inc. Class A (a)	175	21,997
Monotype Imaging Holdings, Inc.	770	22,461
Net 1 UEPS Technologies, Inc. (a)	773	6,184
Netscout Systems, Inc. (a)	715	25,254
Nuance Communications, Inc. (a)	4,951	75,899
Pegasystems, Inc.	334	15,177
PROS Holdings, Inc. (a)	440	16,724
PTC, Inc. (a)	2,363	84,312
Qlik Technologies, Inc. (a)	1,758	47,501
RealPage, Inc. (a)	935	21,019
Salesforce.com, Inc. (a)	11,324	685,442
Seachange International, Inc. (a)	605	7,236
Silver Spring Networks, Inc. (a)	381	6,496
SolarWinds, Inc. (a)	1,373	54,769
Solera Holdings, Inc.	1,375	91,891
Splunk, Inc. (a)	2,141	164,921
SS&C Technologies Holdings, Inc. (a)	1,419	55,086
Synchronoss Technologies, Inc. (a)	660	17,596
Synopsys, Inc. (a)	3,124	124,523
Tangoe, Inc. (a)	602	10,974
Telenav, Inc. (a)	385	2,502
The Ultimate Software Group, Inc. (a)	554	90,429
TIBCO Software, Inc. (a)	3,080	65,573
TiVo, Inc. (a)	2,530	31,347
Tyler Technologies, Inc. (a)	605	63,797
Verint Systems, Inc. (a)	1,045	47,485
VirnetX Holding Corp. (a)	880	15,805
Vringo, Inc. (a)	1,540	6,607
Workday, Inc. Class A (a)	1,691	151,412

		4,521,850

Home Entertainment Software – 0.6%
Activision Blizzard, Inc.	9,071	155,386
Electronic Arts, Inc. (a)	6,152	162,413
Glu Mobile, Inc. (a)	1,320	5,214
Rosetta Stone, Inc. (a)	330	3,657
Take-Two Interactive Software, Inc. (a)	1,650	31,647
Zynga, Inc. Class A (a)	11,778	51,823

		410,140

	Shares	Value
Systems Software – 13.7%
CA, Inc.	6,375	$204,510
CommVault Systems, Inc. (a)	888	61,334
Fortinet, Inc. (a)	2,750	58,300
Gigamon, Inc. (a)	161	4,904
Imperva, Inc. (a)	330	18,150
Infoblox, Inc. (a)	499	17,505
MICROS Systems, Inc. (a)	1,536	85,294
Microsoft Corp.	158,079	5,983,290
NetSuite, Inc. (a)	662	69,629
Oracle Corp.	69,401	2,560,897
Progress Software Corp. (a)	1,045	25,258
Proofpoint, Inc. (a)	330	13,358
Qualys, Inc. (a)	275	7,970
Rally Software Development Corp. (a)	114	2,428
Red Hat, Inc. (a)	3,791	214,191
Rovi Corp. (a)	2,035	43,162
ServiceNow, Inc. (a)	2,469	156,609
Symantec Corp.	14,020	300,168
Tableau Software, Inc. Class A (a)	334	26,994
VASCO Data Security International, Inc. (a)	660	4,930
VMware, Inc. Class A (a)	1,697	152,968

		10,011,849

TOTAL SOFTWARE		14,943,839

TOTAL COMMON STOCKS (Cost $72,319,500)		72,764,574

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $53,052)	53,052	53,052

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $72,372,552)		72,817,626

NET OTHER ASSETS (LIABILITIES) – 0.0%		5,695

NET ASSETS – 100%		$72,823,321

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	46

Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuing inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$72,764,574	$72,764,574	$—	$—
Money Market Funds	53,052	53,052	—	—

Total Investments in Securities:	$72,817,626	$72,817,626	$—	$—

See accompanying notes which are an integral part of the financial statements.

47	Semiannual Report

Fidelity MSCI Materials Index ETF

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
CHEMICALS – 66.7%
Commodity Chemicals – 5.9%
Axiall Corp.	2,951	$117,745
Cabot Corp.	2,699	131,360
Calgon Carbon Corp. (a)	2,318	47,079
Hawkins, Inc.	400	14,084
Koppers Holdings, Inc.	875	34,562
Kronos Worldwide, Inc.	975	15,093
LyondellBasell Industries N.V. Class A	17,942	1,413,112
Tredegar Corp.	950	23,551
Tronox Ltd. Class A	2,625	57,645

		1,854,231

Diversified Chemicals – 18.7%
Eastman Chemical Co.	6,506	507,208
EI du Pont de Nemours & Co.	38,932	2,375,241
FMC Corp.	5,754	406,405
Huntsman Corp.	8,668	190,002
LSB Industries, Inc. (a)	800	26,488
Olin Corp.	3,377	86,823
The Dow Chemical Co.	51,026	2,322,193

		5,914,360

Fertilizers & Agricultural Chemicals – 11.7%
American Vanguard Corp.	1,025	23,821
CF Industries Holdings, Inc.	2,420	558,681
Intrepid Potash, Inc. (a)	2,400	35,280
Monsanto Co.	22,477	2,394,925
The Mosaic Co.	12,544	560,215
The Scotts Miracle-Gro Co. Class A	1,957	116,226

		3,689,148

Industrial Gases – 8.7%
Air Products & Chemicals, Inc.	8,845	929,963
Airgas, Inc.	2,796	288,659
Praxair, Inc.	12,431	1,550,395

		2,769,017

Specialty Chemicals – 21.7%
A Schulman, Inc.	1,249	42,429
Advanced Emissions Solutions, Inc. (a)	429	21,420
Albemarle Corp.	3,431	220,202
Ashland, Inc.	3,102	287,897
Balchem Corp.	1,268	69,131
Celanese Corp.	6,742	341,415
Chemtura Corp. (a)	4,170	104,584
Cytec Industries, Inc.	1,467	131,986
Ecolab, Inc.	11,443	1,150,479
Ferro Corp. (a)	3,506	44,105
Flotek Industries, Inc. (a)	2,067	44,461
FutureFuel Corp.	826	13,513
HB Fuller Co.	2,125	98,982
Innophos Holdings, Inc.	925	43,170
Innospec, Inc.	1,000	42,840
International Flavors & Fragrances, Inc.	3,452	299,219

	Shares	Value
Kraton Performance Polymers, Inc. (a)	1,375	$34,389
Landec Corp. (a)	975	10,481
Minerals Technologies, Inc.	1,457	75,298
NewMarket Corp.	450	150,687
OM Group, Inc. (a)	1,350	43,659
OMNOVA Solutions, Inc. (a)	1,975	17,854
PolyOne Corp.	3,892	138,400
PPG Industries, Inc.	6,027	1,099,084
Quaker Chemical Corp.	557	38,494
Rockwood Holdings, Inc.	2,997	205,384
RPM International, Inc.	5,619	222,906
Sensient Technologies Corp.	2,120	103,710
Sigma-Aldrich Corp.	5,075	471,823
Stepan Co.	800	50,712
The Sherwin-Williams Co.	3,680	674,397
The Valspar Corp.	3,525	247,737
WR Grace & Co. (a)	3,075	290,034
Zep, Inc.	882	14,147
Zoltek Cos., Inc. (a)	1,225	20,457

		6,865,486

TOTAL CHEMICALS		21,092,242

CONSTRUCTION MATERIALS – 2.5%
Construction Materials – 2.5%
Eagle Materials, Inc.	1,993	156,949
Headwaters, Inc. (a)	3,075	34,194
Martin Marietta Materials, Inc.	1,952	212,788
Texas Industries, Inc. (a)	602	45,282
United States Lime & Minerals, Inc. (a)	75	4,091
Vulcan Materials Co.	5,493	339,083

TOTAL CONSTRUCTION MATERIALS		792,387

CONTAINERS & PACKAGING – 9.2%
Metal & Glass Containers – 3.7%
AEP Industries, Inc. (a)	133	5,858
Aptargroup, Inc.	2,800	178,640
Ball Corp.	5,822	298,028
Berry Plastics Group, Inc. (a)	3,150	70,245
Crown Holdings, Inc. (a)	5,948	244,463
Greif, Inc. Class A	1,075	54,427
Myers Industries, Inc.	1,201	22,999
Owens-Illinois, Inc. (a)	6,600	211,464
Silgan Holdings, Inc.	1,875	85,931

		1,172,055

Paper Packaging – 5.5%
Avery Dennison Corp.	4,144	204,175
Bemis Co., Inc.	4,349	167,480
Graphic Packaging Holding Co. (a)	11,019	104,680
MeadWestvaco Corp.	7,500	270,525
Packaging Corp. of America	4,147	267,896
Rock Tenn Co. Class A	3,044	308,905

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	48

Common Stocks – continued
	Shares	Value

CONTAINERS & PACKAGING – continued
Paper Packaging – continued
Sealed Air Corp.	7,857	$245,060
Sonoco Products Co.	4,228	174,955

		1,743,676

TOTAL CONTAINERS & PACKAGING		2,915,731

METALS & MINING – 16.4%
Aluminum – 1.9%
Alcoa, Inc.	45,145	519,619
Century Aluminum Co. (a)	2,225	25,966
Kaiser Aluminum Corp.	792	55,289

		600,874

Diversified Metals & Mining – 5.8%
AMCOL International Corp.	1,101	37,511
Compass Minerals International, Inc.	1,418	111,483
Freeport-McMoRan Copper & Gold, Inc.	43,769	1,418,554
Globe Specialty Metals, Inc.	2,850	49,818
Horsehead Holding Corp. (a)	2,079	31,850
Materion Corp.	825	21,920
Molycorp, Inc. (a)	7,347	35,633
RTI International Metals, Inc. (a)	1,250	38,900
US Silica Holdings, Inc.	2,253	66,734
Walter Energy, Inc.	2,725	30,956

		1,843,359

Gold – 2.0%
Allied Nevada Gold Corp. (a)	3,821	18,761
Gold Resource Corp.	1,450	6,684
Newmont Mining Corp.	21,003	453,665
Royal Gold, Inc.	2,722	152,269

		631,379

Precious Metals & Minerals – 0.5%
Coeur Mining, Inc. (a)	4,119	41,808
Hecla Mining Co.	14,905	45,162
McEwen Mining, Inc. (a)	8,667	22,534
Paramount Gold and Silver Corp. (a)	5,550	6,605
Stillwater Mining Co. (a)	5,042	63,227

		179,336

Steel – 6.2%
AK Steel Holding Corp. (a)	5,725	40,476
Allegheny Technologies, Inc.	4,557	143,272
AM Castle & Co. (a)	675	9,261
Carpenter Technology Corp.	2,123	123,368
Cliffs Natural Resources, Inc.	6,471	125,020
Commercial Metals Co.	4,719	89,944
Haynes International, Inc.	525	26,849
Nucor Corp.	13,424	649,050
Olympic Steel, Inc.	400	11,076
Reliance Steel & Aluminum Co.	3,252	227,477
Schnitzer Steel Industries, Inc. Class A	1,100	29,062

	Shares	Value
Steel Dynamics, Inc.	9,327	$153,895
SunCoke Energy, Inc. (a)	2,950	65,431
United States Steel Corp.	6,107	159,454
Universal Stainless & Alloy Products, Inc. (a)	300	9,522
Worthington Industries, Inc.	2,228	90,323

		1,953,480

TOTAL METALS & MINING		5,208,428

PAPER & FOREST PRODUCTS – 5.0%
Forest Products – 0.6%
Boise Cascade Co. (a)	1,325	40,399
Deltic Timber Corp.	493	31,705
Louisiana-Pacific Corp. (a)	5,928	103,918

		176,022

Paper Products – 4.4%
Clearwater Paper Corp. (a)	831	47,325
Domtar Corp.	1,393	149,622
International Paper Co.	17,872	853,209
KapStone Paper and Packaging Corp. (a)	3,638	101,755
Neenah Paper, Inc.	675	29,322
PH Glatfelter Co.	1,828	56,650
Resolute Forest Products, Inc. (a)	4,026	77,702
Schweitzer-Mauduit International, Inc.	1,325	61,122
Wausau Paper Corp.	1,653	22,580

		1,399,287

TOTAL PAPER & FOREST PRODUCTS		1,575,309

TOTAL COMMON STOCKS (Cost $31,714,669)		31,584,097

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $23,862)	23,862	23,862

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $31,738,531)		31,607,959

NET OTHER ASSETS (LIABILITIES) – 0.1%		19,786

NET ASSETS – 100%		$31,627,745

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.

49	Semiannual Report

Fidelity MSCI Materials Index ETF

Investments (Unaudited) – continued

Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuing inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$31,584,097	$31,584,097	$—	$—
Money Market Funds	23,862	23,862	—	—

Total Investments in Securities:	$31,607,959	$31,607,959	$—	$—

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	50

Fidelity MSCI Telecommunication Services Index ETF

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 74.8%
Alternative Carriers – 16.1%
8x8, Inc. (a)	48,213	$488,880
Cogent Communications Group, Inc.	13,572	561,474
inContact, Inc. (a)	36,779	322,919
Iridium Communications, Inc. (a)	41,055	260,289
Level 3 Communications, Inc. (a)	21,389	686,587
Lumos Networks Corp.	17,720	336,857
Premiere Global Services, Inc. (a)	27,435	299,041
tw telecom, Inc. (a)	17,332	510,601
Vonage Holdings Corp. (a)	119,979	553,103

		4,019,751

Integrated Telecommunication Services – 58.7%
AT&T, Inc.	159,156	5,303,078
Atlantic Tele-Network, Inc.	6,809	396,624
Cbeyond, Inc. (a)	39,599	287,489
CenturyLink, Inc.	35,434	1,022,625
Cincinnati Bell, Inc. (a)	82,557	285,647
Consolidated Communications Holdings, Inc.	20,517	401,723
Frontier Communications Corp.	108,905	511,854
General Communication, Inc. Class A (a)	32,455	315,787
IDT Corp. Class B	19,571	332,707
Verizon Communications, Inc.	111,788	5,368,060
Windstream Holdings, Inc.	61,398	459,257

		14,684,851

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		18,704,602

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES – 25.1%
Wireless Telecommunication Services – 25.1%
Boingo Wireless, Inc. (a)	36,586	$221,345
Crown Castle International Corp. (a)	15,062	1,068,800
Leap Wireless International, Inc. (a)	25,693	450,912
NII Holdings, Inc. (a)	90,954	273,772
NTELOS Holdings Corp.	14,325	235,073
SBA Communications Corp. Class A (a)	11,135	1,032,771
Shenandoah Telecommunications Co.	17,957	450,721
Sprint Corp. (a)	87,178	720,962
T-Mobile US, Inc.	28,581	873,721
Telephone & Data Systems, Inc.	15,933	430,510
United States Cellular Corp.	6,198	274,509
USA Mobility, Inc.	18,021	256,979

TOTAL WIRELESS TELECOMMUNICATION SERVICES		6,290,075

TOTAL COMMON STOCKS (Cost $25,324,966)		24,994,677

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $12,861)	12,861	12,861

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $25,337,827)		25,007,538

NET OTHER ASSETS (LIABILITIES) – 0.0%		10,951

NET ASSETS – 100%		$25,018,489

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuing inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$24,994,677	$24,994,677	$—	$—
Money Market Funds	12,861	12,861	—	—

Total Investments in Securities:	$25,007,538	$25,007,538	$—	$—

See accompanying notes which are an integral part of the financial statements.

51	Semiannual Report

Fidelity MSCI Utilities Index ETF

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.7%
	Shares	Value
ELECTRIC UTILITIES – 51.2%
Electric Utilities – 51.2%
ALLETE, Inc.	1,493	$74,620
American Electric Power Co., Inc.	20,140	983,033
Cleco Corp.	2,494	121,857
Duke Energy Corp.	29,208	2,062,669
Edison International	12,816	617,219
El Paso Electric Co.	1,660	60,474
Empire District Electric Co.	1,760	40,392
Entergy Corp.	7,386	465,540
Exelon Corp.	35,440	1,027,760
FirstEnergy Corp.	17,318	545,344
Great Plains Energy, Inc.	6,383	157,532
Hawaiian Electric Industries, Inc.	4,083	106,240
IDACORP, Inc.	2,074	109,362
ITC Holdings Corp.	2,173	224,905
MGE Energy, Inc.	966	55,004
NextEra Energy, Inc.	17,572	1,615,394
Northeast Utilities	13,035	570,933
NRG Yield, Inc. Class A	925	36,019
OGE Energy Corp.	8,193	279,136
Otter Tail Corp.	1,340	37,306
Pepco Holdings, Inc.	10,331	200,731
Pinnacle West Capital Corp.	4,562	240,098
PNM Resources, Inc.	3,279	80,827
Portland General Electric Co.	3,197	96,485
PPL Corp.	26,140	799,100
The Southern Co.	36,159	1,491,197
UIL Holdings Corp.	2,298	88,864
Unitil Corp.	540	16,438
UNS Energy Corp.	1,713	102,574
Westar Energy, Inc.	5,268	174,740
Xcel Energy, Inc.	20,601	595,575

TOTAL ELECTRIC UTILITIES		13,077,368

GAS UTILITIES – 8.5%
Gas Utilities – 8.5%
AGL Resources, Inc.	4,919	235,030
Atmos Energy Corp.	3,760	180,518
Chesapeake Utilities Corp.	400	23,540
National Fuel Gas Co.	2,947	222,086
New Jersey Resources Corp.	1,713	78,113
Northwest Natural Gas Co.	1,104	45,882
ONEOK, Inc.	8,541	584,973
Piedmont Natural Gas Co., Inc.	3,121	103,055
Questar Corp.	7,263	169,373
South Jersey Industries, Inc.	1,320	70,409
Southwest Gas Corp.	1,912	102,732
The Laclede Group, Inc.	1,277	58,601
UGI Corp.	4,725	205,018
WGL Holdings, Inc.	2,138	80,774

TOTAL GAS UTILITIES		2,160,104

	Shares	Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 4.3%
Independent Power Producers & Energy Traders – 4.3%
AES Corp.	28,364	$398,798
Calpine Corp. (a)	14,507	275,343
Dynegy, Inc. (a)	1,860	37,869
Genie Energy Ltd. Class B (a)	600	6,000
NRG Energy, Inc.	13,346	371,686
Ormat Technologies, Inc.	660	16,269

TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS		1,105,965

MULTI-UTILITIES – 33.3%
Multi-Utilities – 33.3%
Alliant Energy Corp.	4,601	239,068
Ameren Corp.	10,027	379,422
Avista Corp.	2,478	71,441
Black Hills Corp.	1,740	95,404
CenterPoint Energy, Inc.	16,828	393,775
CMS Energy Corp.	11,028	306,468
Consolidated Edison, Inc.	12,123	659,613
Dominion Resources, Inc.	23,958	1,626,988
DTE Energy Co.	7,248	494,459
Integrys Energy Group, Inc.	3,304	179,539
MDU Resources Group, Inc.	7,440	238,378
NiSource, Inc.	12,919	444,026
NorthWestern Corp.	1,605	72,562
PG&E Corp.	18,421	776,445
Public Service Enterprise Group, Inc.	20,939	698,106
SCANA Corp.	5,516	260,741
Sempra Energy	9,601	890,109
TECO Energy, Inc.	8,574	140,442
Vectren Corp.	3,396	124,022
Wisconsin Energy Corp.	9,411	401,567

TOTAL MULTI-UTILITIES		8,492,575

WATER UTILITIES – 2.4%
Water Utilities – 2.4%
American States Water Co.	1,599	45,411
American Water Works Co., Inc.	7,354	313,060
Aqua America, Inc.	7,296	174,739
California Water Service Group	1,960	45,648
Connecticut Water Service, Inc.	441	14,862
Middlesex Water Co.	660	13,134
SJW Corp.	580	16,594

TOTAL WATER UTILITIES		623,448

TOTAL COMMON STOCKS (Cost $24,854,168)		25,459,460

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	52

Money Market Funds – 0.2%
	Shares	Value
SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $44,794)	44,794	$44,794

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $24,898,962)		25,504,254

NET OTHER ASSETS (LIABILITIES) – 0.1%		27,895

NET ASSETS – 100%		$25,532,149

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuing inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$25,459,460	$25,459,460	$—	$—
Money Market Funds	44,794	44,794	—	—

Total Investments in Securities:	$25,504,254	$25,504,254	$—	$—

See accompanying notes which are an integral part of the financial statements.

53	Semiannual Report

Financial Statements

Statements of Assets and Liabilities
January 31, 2014 (Unaudited)
	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF	Fidelity MSCI Financials Index ETF	Fidelity MSCI Health Care Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$38,159,987	$32,043,255	$30,166,550	$51,653,481	$76,961,097
Cash	—	—	—	5,130	—
Dividends receivable	16,166	50,422	8,094	50,548	35,196

Total assets	38,176,153	32,093,677	30,174,644	51,709,159	76,996,293

Liabilities
Payable for investments purchased	—	—	—	2,726	7,842
Accrued management fees	3,899	3,077	2,950	4,734	6,115

Total liabilities	3,899	3,077	2,950	7,460	13,957

Net Assets	$38,172,254	$32,090,600	$30,171,694	$51,701,699	$76,982,336

Net Assets consist of:
Paid in capital	$38,732,054	$32,866,651	$31,252,180	$52,381,320	$74,653,497
Undistributed net investment income	13,649	47,899	6,105	69,440	17,650
Accumulated undistributed net realized gain (loss) on investments	(9,213)	(2,167)	(4,263)	(11,081)	329,272
Net unrealized appreciation (depreciation) on investments	(564,236)	(821,783)	(1,082,328)	(737,980)	1,981,917

Net Assets	$38,172,254	$32,090,600	$30,171,694	$51,701,699	$76,982,336

Shares outstanding	1,500,000	1,300,000	1,250,000	2,050,000	2,850,000

Net Asset Value, offering price and redemption price per share	$25.45	$24.69	$24.14	$25.22	$27.01

Investments at cost	$38,724,223	$32,865,038	$31,248,878	$52,391,461	$74,979,180

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	54

Statements of Assets and Liabilities
January 31, 2014 (Unaudited)
	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF	Fidelity MSCI Materials Index ETF	Fidelity MSCI Telecommunication Services Index ETF	Fidelity MSCI Utilities Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$51,140,394	$72,817,626	$31,607,959	$25,007,538	$25,504,254
Dividends receivable	23,900	11,701	22,886	139,483	30,377

Total assets	51,164,294	72,829,327	31,630,845	25,147,021	25,534,631

Liabilities
Payable for investments purchased	19,207	—	—	125,998	—
Accrued management fees	4,496	6,006	3,100	2,534	2,482

Total liabilities	23,703	6,006	3,100	128,532	2,482

Net Assets	$51,140,591	$72,823,321	$31,627,745	$25,018,489	$25,532,149

Net Assets consist of:
Paid in capital	$51,000,116	$72,357,710	$31,738,536	$25,226,584	$24,901,482
Undistributed net investment income	13,964	25,408	21,901	134,680	28,649
Accumulated undistributed net realized gain (loss) on investments	(1,018)	(4,871)	(2,120)	(12,486)	(3,274)
Net unrealized appreciation (depreciation) on investments	127,529	445,074	(130,572)	(330,289)	605,292

Net Assets	$51,140,591	$72,823,321	$31,627,745	$25,018,489	$25,532,149

Shares outstanding	1,950,000	2,750,000	1,250,000	1,000,000	1,000,000

Net Asset Value, offering price and redemption price per share	$26.23	$26.48	$25.30	$25.02	$25.53

Investments at cost	$51,012,865	$72,372,552	$31,738,531	$25,337,827	$24,898,962

See accompanying notes which are an integral part of the financial statements.

55	Semiannual Report

Financial Statements – continued

Statements of Operations
For the period October 21, 2013 (commencement of operations) to January 31, 2014 (Unaudited)
	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF	Fidelity MSCI Financials Index ETF	Fidelity MSCI Health Care Index ETF
Investment Income
Dividends	$103,044	$167,451	$101,312	$205,684	$119,510

Expenses
Management fees	9,487	8,303	7,962	10,336	12,631
Independent trustees’ compensation	108	99	95	108	129

Total expenses	9,595	8,402	8,057	10,444	12,760

Net investment income (loss)	93,449	159,049	93,255	195,240	106,750

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(9,213)	(2,167)	(4,263)	(11,081)	19,304
Net realized gain (loss) on In-kind redemptions	—	—	—	—	309,968

Total net realized gain (loss)	(9,213)	(2,167)	(4,263)	(11,081)	329,272
Change in net unrealized appreciation (depreciation) on investment securities	(564,236)	(821,783)	(1,082,328)	(737,980)	1,981,917

Net gain (loss)	(573,449)	(823,950)	(1,086,591)	(749,061)	2,311,189

Net increase (decrease) in net assets resulting from operations	$(480,000)	$(664,901)	$(993,336)	$(553,821)	$2,417,939

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	56

Statements of Operations
For the period October 21, 2013 (commencement of operations) to January 31, 2014 (Unaudited)
	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF	Fidelity MSCI Materials Index ETF	Fidelity MSCI Telecommunication Services Index ETF	Fidelity MSCI Utilities Index ETF
Investment Income
Dividends	$129,179	$106,242	$111,468	$199,859	$227,859

Expenses
Management fees	10,107	12,114	7,877	7,486	7,417
Independent trustees’ compensation	108	120	90	93	93

Total expenses	10,215	12,234	7,967	7,579	7,510

Net investment income (loss)	118,964	94,008	103,501	192,280	220,349

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(1,018)	(4,871)	(2,120)	(12,486)	(3,274)
Change in net unrealized appreciation (depreciation) on investment securities	127,529	445,074	(130,572)	(330,289)	605,292

Net gain (loss)	126,511	440,203	(132,692)	(342,775)	602,018

Net increase (decrease) in net assets resulting from operations	$245,475	$534,211	$(29,191)	$(150,495)	$822,367

See accompanying notes which are an integral part of the financial statements.

57	Semiannual Report

Financial Statements – continued

Statements of Changes in Net Assets
For the period October 21, 2013 (commencement of operations) to January 31, 2014 (Unaudited)
	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF	Fidelity MSCI Financials Index ETF	Fidelity MSCI Health Care Index ETF
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$93,449	$159,049	$93,255	$195,240	$106,750
Net realized gain (loss)	(9,213)	(2,167)	(4,263)	(11,081)	329,272
Change in net unrealized appreciation (depreciation)	(564,236)	(821,783)	(1,082,328)	(737,980)	1,981,917

Net increase (decrease) in net assets resulting from operations	(480,000)	(664,901)	(993,336)	(553,821)	2,417,939

Distributions to shareholders from net investment income	(79,800)	(111,150)	(87,150)	(125,800)	(89,100)

Share transactions
Proceeds from sales of shares	38,732,054	32,866,651	31,252,180	52,381,320	79,926,627
Cost of shares redeemed	—	—	—	—	(5,273,130)

Net increase (decrease) in net assets resulting from share transactions	38,732,054	32,866,651	31,252,180	52,381,320	74,653,497

Total increase (decrease) in net assets	38,172,254	32,090,600	30,171,694	51,701,699	76,982,336

Net Assets
Beginning of period	—	—	—	—	—

End of period	$38,172,254	$32,090,600	$30,171,694	$51,701,699	$76,982,336

Undistributed net investment income included in net assets at end of period	$13,649	$47,899	$6,105	$69,440	$17,650

Other Information
Shares
Sold	1,500,000	1,300,000	1,250,000	2,050,000	3,050,000
Redeemed	—	—	—	—	(200,000)

Net increase (decrease)	1,500,000	1,300,000	1,250,000	2,050,000	2,850,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	58

Statements of Changes in Net Assets
For the period October 21, 2013 (commencement of operations) to January 31, 2014 (Unaudited)
	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF	Fidelity MSCI Materials Index ETF	Fidelity MSCI Telecommunication Services Index ETF	Fidelity MSCI Utilities Index ETF
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$118,964	$94,008	$103,501	$192,280	$220,349
Net realized gain (loss)	(1,018)	(4,871)	(2,120)	(12,486)	(3,274)
Change in net unrealized appreciation (depreciation)	127,529	445,074	(130,572)	(330,289)	605,292

Net increase (decrease) in net assets resulting from operations	245,475	534,211	(29,191)	(150,495)	822,367

Distributions to shareholders from net investment income	(105,000)	(68,600)	(81,600)	(57,600)	(191,700)

Share transactions
Proceeds from sales of shares	51,000,116	72,357,710	31,738,536	25,226,584	24,901,482
Cost of shares redeemed	—	—	—	—	—

Net increase (decrease) in net assets resulting from share transactions	51,000,116	72,357,710	31,738,536	25,226,584	24,901,482

Total increase (decrease) in net assets	51,140,591	72,823,321	31,627,745	25,018,489	25,532,149

Net Assets
Beginning of period	—	—	—	—	—

End of period	$51,140,591	$72,823,321	$31,627,745	$25,018,489	$25,532,149

Undistributed net investment income included in net assets at end of period	$13,964	$25,408	$21,901	$134,680	$28,649

Other Information
Shares
Sold	1,950,000	2,750,000	1,250,000	1,000,000	1,000,000
Redeemed	—	—	—	—	—

Net increase (decrease)	1,950,000	2,750,000	1,250,000	1,000,000	1,000,000

See accompanying notes which are an integral part of the financial statements.

59	Semiannual Report

Financial Statements – continued

Financial Highlights
(Unaudited)	Fidelity MSCI Consumer Discretionary Index ETF		Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF	Fidelity MSCI Financials Index ETF		Fidelity MSCI Health Care Index ETF
Period ended January 31,	2014A		2014A	2014A	2014A		2014A
Selected Per-Share Data
Net asset value, beginning of period	$25.17		$25.00	$24.98	$25.00		$24.97

Income from Investment Operations
Net investment income (loss)B	0.09		0.17	0.10	0.16		0.08
Net realized and unrealized gain (loss)	0.27	C	(0.36)	(0.86)	0.17	C	2.01

Total from investment operations	0.36		(0.19)	(0.76)	0.33		2.09

Distributions from net investment income	(0.08)		(0.12)	(0.08)	(0.11)		(0.05)

Total distributions	(0.08)		(0.12)	(0.08)	(0.11)		(0.05)

Net asset value, end of period	$25.45		$24.69	$24.14	$25.22		$27.01

Total ReturnD	1.40%		(0.79)%	(3.04)%	1.32%		8.39%
Ratios to Average Net AssetsE,F
Expenses before reductions	.12%		.12%	.12%	.12%		.12%
Expenses net of fee waivers, if any	.12%		.12%	.12%	.12%		.12%
Expenses net of all reductions	.12%		.12%	.12%	.12%		.12%
Net investment income (loss)	1.17%		2.28%	1.39%	2.24%		.99%
Supplemental Data
Net assets, end of period (000 omitted)	$38,172		$32,091	$30,172	$51,702		$76,982
Portfolio turnover rateG,H,I	1%		1%	1%	1%		1%

A	For the period October 21, 2013 (commencement of operations) to January 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

D	Total returns for periods of less than one year are not annualized.

E	Annualized.

F	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

G	Amount does not include the portfolio activity of any underlying funds.

H	Amount not annualized.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	60

Financial Highlights
(Unaudited)	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF	Fidelity MSCI Materials Index ETF		Fidelity MSCI Telecommunication Services Index ETF	Fidelity MSCI Utilities Index ETF
Period ended January 31,	2014A	2014A	2014A		2014A	2014A
Selected Per-Share Data
Net asset value, beginning of period	$25.20	$25.18	$24.95		$25.26	$24.99

Income from Investment Operations
Net investment income (loss)B	0.11	0.07	0.11		0.22	0.25
Net realized and unrealized gain (loss)	1.00	1.28	0.34	C	(0.40)	0.50

Total from investment operations	1.11	1.35	0.45		(0.18)	0.75

Distributions from net investment income	(0.08)	(0.05)	(0.10)		(0.06)	(0.21)

Total distributions	(0.08)	(0.05)	(0.10)		(0.06)	(0.21)

Net asset value, end of period	$26.23	$26.48	$25.30		$25.02	$25.53

Total ReturnD	4.41%	5.36%	1.80%		(0.70)%	3.04%
Ratios to Average Net AssetsE,F
Expenses before reductions	.12%	.12%	.12%		.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%	.12%		.12%	.12%
Expenses net of all reductions	.12%	.12%	.12%		.12%	.12%
Net investment income (loss)	1.39%	.92%	1.56%		3.06%	3.54%
Supplemental Data
Net assets, end of period (000 omitted)	$51,141	$72,823	$31,628		$25,018	$25,532
Portfolio turnover rateG,H,I	1%	1%	1%		5%	2%

A	For the period October 21, 2013 (commencement of operations) to January 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

D	Total returns for periods of less than one year are not annualized.

E	Annualized.

F	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

G	Amount does not include the portfolio activity of any underlying funds.

H	Amount not annualized.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

61	Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Telecommunication Services Index ETF and Fidelity MSCI Utilities Index ETF (the Funds) are non-diversified exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, is included at the end of each Fund’s Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of NYSE Arca, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned.

Semiannual Report	62

2. Significant Accounting Policies – continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity MSCI Consumer Discretionary Index ETF	$38,725,809	$1,045,397	$(1,611,219)	$(565,822)
Fidelity MSCI Consumer Staples Index ETF	32,867,034	420,484	(1,244,263)	(823,779)
Fidelity MSCI Energy Index ETF	31,251,142	494,362	(1,578,954)	(1,084,592)
Fidelity MSCI Financials Index ETF	52,395,889	686,324	(1,428,732)	(742,408)
Fidelity MSCI Health Care Index ETF	74,983,826	3,135,547	(1,158,276)	1,977,271
Fidelity MSCI Industrials Index ETF	51,013,344	1,311,392	(1,184,342)	127,050
Fidelity MSCI Information Technology Index ETF	72,373,994	2,107,658	(1,664,026)	443,632
Fidelity MSCI Materials Index ETF	31,739,460	732,888	(864,389)	(131,501)
Fidelity MSCI Telecommunication Services Index ETF	25,353,626	823,633	(1,169,721)	(346,088)
Fidelity MSCI Utilities Index ETF	24,902,987	858,880	(257,613)	601,267

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Fidelity MSCI Consumer Discretionary Index ETF	$413,456	$381,904
Fidelity MSCI Consumer Staples Index ETF	278,317	186,020
Fidelity MSCI Energy Index ETF	179,735	151,387
Fidelity MSCI Financials Index ETF	630,345	359,103
Fidelity MSCI Health Care Index ETF	573,501	456,821
Fidelity MSCI Industrials Index ETF	422,966	291,275
Fidelity MSCI Information Technology Index ETF	561,845	515,828
Fidelity MSCI Materials Index ETF	294,997	276,829
Fidelity MSCI Telecommunication Services Index ETF	1,270,092	1,127,740
Fidelity MSCI Utilities Index ETF	377,860	384,628

63	Semiannual Report

Notes to Financial Statements – continued

3. Purchases and Sales of Investments – continued

Securities received or delivered in-kind through subscriptions and redemptions were as follows:

	In-kind Subscriptions	In-kind Redemptions
Fidelity MSCI Consumer Discretionary Index ETF	$38,653,306	$—
Fidelity MSCI Consumer Staples Index ETF	32,787,025	—
Fidelity MSCI Energy Index ETF	31,216,074	—
Fidelity MSCI Financials Index ETF	52,046,070	—
Fidelity MSCI Health Care Index ETF	79,756,092	5,268,895
Fidelity MSCI Industrials Index ETF	50,822,029	—
Fidelity MSCI Information Technology Index ETF	72,278,355	—
Fidelity MSCI Materials Index ETF	31,698,621	—
Fidelity MSCI Telecommunication Services Index ETF	25,197,476	—
Fidelity MSCI Utilities Index ETF	24,864,209	—

4. Fees and Other Transactions with Affiliates.

Management Fee. SelectCo provides each Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .12% of each Fund’s average net assets. Under the management contract, SelectCo pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to SelectCo is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.

Sub-Adviser. BlackRock Fund Advisors (BFA), serves as sub-adviser for the Funds. BFA provides discretionary investment advisory services to the Funds and is paid by SelectCo for providing these services.

5. Share Transactions.

The Funds issue and redeem shares at Net Asset Value only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

6. Other.

The Funds’ organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report	64

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity MSCI Consumer Discretionary Index ETF

Fidelity MSCI Consumer Staples Index ETF

Fidelity MSCI Energy Index ETF

Fidelity MSCI Financials Index ETF

Fidelity MSCI Health Care Index ETF

Fidelity MSCI Industrials Index ETF

Fidelity MSCI Information Technology Index ETF

Fidelity MSCI Materials Index ETF

Fidelity MSCI Telecommunication Services Index ETF

Fidelity MSCI Utilities Index ETF

On September 17, 2013, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity SelectCo, LLC (SelectCo), and the sub-adviser, BlackRock Fund Advisors (BFA) (together, the Investment Advisers), including the backgrounds of the funds’ investment personnel, and also considered the funds’ investment objectives, strategies, and related investment philosophies.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers’ investment staff, including its size, education, experience, and resources. The Board also considered the due diligence on BFA performed by SelectCo, which formed the basis for SelectCo’s recommendation that the Board approve the sub-advisory agreement with BFA.

Shareholder, Administrative and Other Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, shareholder and other services to be performed by the Investment Advisers, their affiliates and a third party service provider under the Advisory Contracts and under separate agreements for each fund. The Board also considered the nature and extent of the supervision of third party service providers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance. Each fund is a new fund and therefore had no historical performance for the Board to review at the time it approved each fund’s Advisory Contracts. The Board considered BFA’s reputation and its strength in managing passive exchange traded funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to each fund under the Advisory Contracts should benefit each fund’s shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund’s proposed management fee and the projected total expense ratio of the fund in reviewing the Advisory Contracts, and the fact that the management contract provides that SelectCo will be responsible for paying all operating expenses of each fund with the exception of fees and expenses of the independent Trustees, interest, taxes, brokerage commissions and non-recurring expenses. The Board noted that each fund’s proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates.

Based on its review, the Board concluded that each fund’s management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. Each fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contracts. In connection with its future renewal of each fund’s Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that each fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund’s Advisory Contracts should be approved.

65	Semiannual Report

Semiannual Report	66

67	Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC

Denver, CO

Investment Sub-Advisers

BlackRock Fund Advisors

San Francisco, CA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

State Street Bank and Trust Company

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

1-800-FIDELITY

EXT-SANN-0314 682285.1.0 1.9584798.100	Corporate Headquarters 245 Summer St., Boston, MA 02210 www.fidelity.com

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

(a)	Not applicable.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Covington Trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits

(a) (1)	Not applicable.

(a) (2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a) (3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes President and Treasurer

Date:	March 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes President and Treasurer

Date:	March 26, 2014

By:	/s/Christine Reynolds
Christine Reynolds Chief Financial Officer

Date:	March 26, 2014